Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.
(a) (b)
....................... 984,925 $ 81,541,941
AeroVironment, Inc.
(a) (b)
................. 954,680 230,927,545
AerSale Corp.
(b)
...................... 825,464 5,869,049
AIRO Group Holdings, Inc.
(a) (b)
............ 189,094 1,546,789
Archer Aviation, Inc. , Class A
(a) (b)
........... 15,964,003 120,049,302
Astronics Corp.
(a) (b)
.................... 777,646 42,179,519
Byrna Technologies, Inc.
(a) (b)
.............. 453,311 7,611,092
Cadre Holdings, Inc. ................... 717,730 29,312,093
Ducommun, Inc.
(a) (b)
................... 349,884 33,284,465
Eve Holding, Inc.
(a) (b)
................... 2,371,892 9,463,849
Firefly Aerospace, Inc.
(a) (b)
............... 516,530 11,554,776
Intuitive Machines, Inc. , Class A
(a) (b)
......... 2,765,613 44,885,899
Kratos Defense & Security Solutions, Inc.
(b)
... 4,214,847 319,949,036
Mercury Systems, Inc.
(a) (b)
............... 1,318,807 96,286,099
Moog, Inc. , Class A ................... 714,481 174,011,847
National Presto Industries, Inc. ............ 130,197 13,899,832
Park Aerospace Corp. .................. 453,441 9,676,431
Red Cat Holdings, Inc.
(a) (b)
............... 2,573,519 20,408,006
Redwire Corp.
(a) (b)
..................... 1,839,434 13,979,698
Satellogic, Inc. , Class A
(a) (b)
.............. 2,067,531 3,866,283
V2X, Inc.
(a) (b)
........................ 578,815 31,574,358
Voyager Technologies, Inc. , Class A
(a) (b)
...... 354,748 9,273,113
VSE Corp.
(a)
........................ 581,301 100,431,374
1,411,582,396
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 539,100 13,477,500
Hub Group, Inc. , Class A ................ 1,526,047 65,024,863
Radiant Logistics, Inc.
(a) (b)
............... 844,940 5,348,470
83,850,833
Automobile Components — 1.1%
Adient plc
(a) (b)
........................ 2,068,597 39,655,005
American Axle & Manufacturing Holdings, Inc.
(a) (b)
2,978,734 19,093,685
Cooper-Standard Holdings, Inc.
(a) (b)
......... 430,545 14,134,792
Dana, Inc. .......................... 2,983,162 70,879,929
Dorman Products, Inc.
(a) (b)
............... 694,712 85,581,571
Fox Factory Holding Corp.
(a) (b)
............ 1,060,787 18,150,066
Garrett Motion, Inc. ................... 4,004,803 69,803,716
Gentherm, Inc.
(b)
..................... 767,844 27,926,486
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 6,972,269 61,077,077
Holley, Inc.
(a) (b)
....................... 1,894,321 7,823,546
LCI Industries ....................... 598,691 72,645,166
Motorcar Parts of America, Inc.
(a) (b)
......... 333,162 4,111,219
Patrick Industries, Inc. ................. 825,279 89,485,002
Phinia, Inc. ......................... 963,954 60,430,276
Solid Power, Inc. , Class A
(a) (b)
............. 3,856,087 16,388,370
Standard Motor Products, Inc. ............ 524,834 19,340,133
Strattec Security Corp.
(a) (b)
............... 102,721 7,821,177
Visteon Corp. ....................... 693,702 65,971,060
XPEL, Inc.
(a) (b) (c)
...................... 638,086 31,846,872
782,165,148
Automobiles — 0.1%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 3,380,022 3,447,622
Livewire Group, Inc.
(a) (b)
................. 923,263 4,080,823
Winnebago Industries, Inc. .............. 690,890 27,994,863
35,523,308
Banks — 9.9%
1st Source Corp. ..................... 479,820 29,983,952
ACNB Corp. ........................ 251,675 12,168,486
Amalgamated Financial Corp.
(a)
........... 613,628 19,654,505
Amerant Bancorp, Inc. , Class A ........... 941,566 18,369,953
Ameris Bancorp ...................... 1,710,244 127,019,822
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. .................. 246,868 $ 5,668,089
Arrow Financial Corp. .................. 431,622 13,552,931
Associated Banc-Corp. ................. 4,297,118 110,693,760
Atlantic Union Bankshares Corp. .......... 3,580,800 126,402,240
Avidbank Holdings, Inc.
(b)
............... 40,500 1,075,680
Axos Financial, Inc.
(a) (b)
................. 1,406,264 121,163,706
Banc of California, Inc. ................. 3,279,992 63,271,046
BancFirst Corp. ...................... 528,839 56,067,511
Bancorp, Inc. (The)
(a) (b)
................. 1,085,594 73,299,307
Bank First Corp. ..................... 229,108 27,909,937
Bank of Hawaii Corp. .................. 985,427 67,373,644
Bank of Marin Bancorp ................. 378,612 9,847,698
Bank of NT Butterfield & Son Ltd. (The) ...... 1,075,121 53,562,528
Bank7 Corp. ........................ 121,673 4,986,159
BankFinancial Corp. ................... 177,078 2,124,936
BankUnited, Inc. ..................... 1,842,703 82,129,273
Bankwell Financial Group, Inc. ............ 188,063 8,617,047
Banner Corp. ....................... 867,380 54,350,031
Bar Harbor Bankshares ................ 412,625 12,812,006
BayCom Corp. ...................... 305,309 8,976,085
BCB Bancorp, Inc. .................... 433,398 3,497,522
Beacon Financial Corp. ................. 2,115,188 55,777,508
Blue Foundry Bancorp
(b)
................ 464,725 5,776,532
Blue Ridge Bankshares, Inc. ............. 1,594,301 6,807,665
Bridgewater Bancshares, Inc.
(b)
........... 538,838 9,445,830
Burke & Herbert Financial Services Corp. .... 338,781 21,109,444
Business First Bancshares, Inc. ........... 728,137 19,033,501
BV Financial, Inc.
(a) (b)
.................. 177,442 3,218,798
Byline Bancorp, Inc. ................... 819,631 23,892,244
C&F Financial Corp. ................... 71,556 5,194,250
Cadence Bank ...................... 3,931,458 168,423,661
California Bancorp
(a)
................... 552,155 10,308,734
Camden National Corp. ................ 421,371 18,279,074
Capital Bancorp, Inc. .................. 302,825 8,530,580
Capital City Bank Group, Inc. ............. 373,312 15,891,892
Capitol Federal Financial, Inc. ............ 3,123,642 21,272,002
Carter Bankshares, Inc.
(b)
............... 598,890 11,774,177
Cathay General Bancorp ................ 1,648,440 79,768,012
CB Financial Services, Inc. .............. 92,227 3,215,033
Central Pacific Financial Corp. ............ 589,982 18,383,839
CF Bankshares, Inc. ................... 103,642 2,585,868
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 48,854 1,692,303
Chemung Financial Corp. ............... 95,613 5,335,205
ChoiceOne Financial Services, Inc. ......... 361,305 10,665,724
Citizens & Northern Corp. ............... 408,337 8,236,157
Citizens Community Bancorp, Inc. ......... 183,527 3,270,451
Citizens Financial Services, Inc. ........... 121,000 6,899,420
City Holding Co. ..................... 348,695 41,564,444
Civista Bancshares, Inc. ................ 482,836 10,728,616
CNB Financial Corp. ................... 731,891 19,153,587
Coastal Financial Corp.
(a) (b)
.............. 327,190 37,492,702
CoastalSouth Bancshares, Inc.
(a) (b)
......... 89,899 2,090,152
Colony Bankcorp, Inc. ................. 464,155 8,271,242
Columbia Financial, Inc.
(a) (b)
.............. 695,772 10,812,297
Commercial Bancgroup, Inc.
(b)
............ 128,784 3,162,935
Community Financial System, Inc. ......... 1,350,350 77,564,104
Community Trust Bancorp, Inc. ........... 407,053 22,998,494
Community West Bancshares ............ 433,891 9,762,547
ConnectOne Bancorp, Inc. .............. 1,229,480 32,236,966
Customers Bancorp, Inc.
(a) (b)
............. 817,796 59,797,243
CVB Financial Corp. ................... 3,358,159 62,461,757
Dime Community Bancshares, Inc. ......... 1,036,060 31,175,045
Eagle Bancorp Montana, Inc. ............. 152,999 3,044,680
Eagle Bancorp, Inc. ................... 720,292 15,428,655
Eagle Financial Services, Inc. ............ 92,799 3,692,936

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Eastern Bankshares, Inc. ............... 5,627,109 $ 103,707,619
ECB Bancorp, Inc.
(a) (b)
.................. 106,672 1,855,026
Enterprise Financial Services Corp. ........ 939,443 50,729,922
Equity Bancshares, Inc. , Class A .......... 393,767 17,581,697
Esquire Financial Holdings, Inc.
(a)
.......... 181,981 18,574,801
Farmers & Merchants Bancorp, Inc. ........ 353,642 8,742,030
Farmers National Banc Corp. ............. 947,108 12,615,479
FB Bancorp, Inc.
(a) (b)
................... 409,696 5,264,594
FB Financial Corp. .................... 1,056,811 58,970,054
Fidelity D&D Bancorp, Inc. ............... 127,582 5,553,644
Financial Institutions, Inc. ............... 494,911 15,426,376
Finward Bancorp
(a)
.................... 66,288 2,332,675
Finwise Bancorp
(a) (b)
................... 188,170 3,375,770
First Bancorp ....................... 4,945,492 133,613,572
First Bancorp, Inc. (The) ................ 298,742 7,898,738
First Bank .......................... 569,904 9,380,620
First Busey Corp. ..................... 2,170,519 51,636,647
First Business Financial Services, Inc. ....... 210,420 11,425,806
First Capital, Inc. ..................... 76,361 4,520,571
First Commonwealth Financial Corp. ........ 2,674,969 45,099,977
First Community Bankshares, Inc. ......... 405,311 13,671,140
First Community Corp. ................. 153,354 4,546,946
First Financial Bancorp ................. 2,529,194 63,280,434
First Financial Bankshares, Inc. ........... 3,403,495 101,662,396
First Financial Corp. ................... 305,739 18,472,750
First Foundation, Inc.
(a) (b)
................ 1,608,238 9,906,746
First Internet Bancorp .................. 212,024 4,424,941
First Interstate BancSystem, Inc. , Class A .... 2,326,262 80,488,665
First Merchants Corp. .................. 1,493,576 55,979,228
First Mid Bancshares, Inc. ............... 569,692 22,217,988
First National Corp. ................... 157,970 3,987,163
First Savings Financial Group, Inc. ......... 120,462 3,837,919
First United Corp. .................... 145,844 5,460,399
First Western Financial, Inc.
(a) (b)
........... 214,500 5,750,745
Firstsun Capital Bancorp
(a) (b)
.............. 325,288 12,242,214
Five Star Bancorp .................... 422,563 15,119,304
Flagstar Bank NA
(a)
................... 7,707,135 97,032,830
Flushing Financial Corp. ................ 804,808 12,208,937
Franklin Financial Services Corp. .......... 104,166 5,229,133
FS Bancorp, Inc. ..................... 187,412 7,715,752
Fulton Financial Corp. .................. 4,456,049 86,135,427
FVCBankcorp, Inc. .................... 400,874 5,576,157
GBank Financial Holdings, Inc.
(a) (b)
......... 228,221 7,734,410
German American Bancorp, Inc. ........... 904,382 35,433,687
Glacier Bancorp, Inc. .................. 3,275,348 144,279,079
Great Southern Bancorp, Inc. ............. 219,342 13,502,693
Greene County Bancorp, Inc. ............. 185,852 4,131,490
Hancock Whitney Corp. ................ 2,193,709 139,695,389
Hanmi Financial Corp. ................. 749,067 20,247,281
Hanover Bancorp, Inc.
(a)
................ 90,867 2,099,936
Hawthorn Bancshares, Inc. .............. 112,858 3,936,487
HBT Financial, Inc. .................... 351,038 9,074,332
Heritage Commerce Corp. ............... 1,556,152 18,689,385
Heritage Financial Corp. ................ 882,162 20,863,131
Hilltop Holdings, Inc. ................... 1,138,365 38,636,108
Hingham Institution for Savings (The)
(a)
...... 42,111 11,957,840
Home Bancorp, Inc. ................... 183,409 10,601,040
Home BancShares, Inc. ................ 4,879,638 135,556,344
HomeTrust Bancshares, Inc. ............. 418,572 17,973,482
Hope Bancorp, Inc. ................... 3,221,710 35,309,942
Horizon Bancorp, Inc. .................. 1,227,709 20,821,945
Independent Bank Corp. ................ 1,804,246 110,279,792
International Bancshares Corp. ........... 1,408,189 93,560,077
Investar Holding Corp. ................. 265,469 7,093,332
John Marshall Bancorp, Inc. ............. 313,528 6,267,425
Security
Shares
Shares Value
Banks (continued)
Kearny Financial Corp. ................. 1,407,212 $ 10,427,441
Lakeland Financial Corp. ................ 627,218 35,789,059
Landmark Bancorp, Inc. ................ 92,702 2,427,865
LCNB Corp. ........................ 331,585 5,434,678
LINKBANCORP, Inc. .................. 480,845 3,971,780
Live Oak Bancshares, Inc.
(a)
.............. 917,788 31,526,018
MainStreet Bancshares, Inc. ............. 150,649 3,067,214
Mechanics Bancorp ................... 1,201,036 17,571,157
Mercantile Bank Corp. ................. 412,152 19,824,511
Meridian Corp. ...................... 234,880 4,129,190
Metrocity Bankshares, Inc. .............. 519,046 13,775,481
Metropolitan Bank Holding Corp. .......... 241,706 18,456,670
Mid Penn Bancorp, Inc. ................. 494,671 15,344,694
Middlefield Banc Corp. ................. 190,520 6,580,561
Midland States Bancorp, Inc. ............. 537,310 11,374,853
MidWestOne Financial Group, Inc. ......... 413,349 15,913,936
MVB Financial Corp. .................. 302,932 7,824,734
National Bank Holdings Corp. , Class A ...... 968,621 36,817,284
National Bankshares, Inc. ............... 157,598 5,284,261
NB Bancorp, Inc. ..................... 990,520 19,632,106
NBT Bancorp, Inc. .................... 1,313,269 54,526,929
Nicolet Bankshares, Inc.
(a)
............... 336,749 40,847,654
Northeast Bank
(a)
..................... 191,270 19,878,691
Northeast Community Bancorp, Inc. ........ 340,721 7,703,702
Northfield Bancorp, Inc. ................ 986,205 11,272,323
Northpointe Bancshares, Inc.
(a)
............ 461,351 7,741,470
Northrim Bancorp, Inc. ................. 561,592 14,943,963
Northwest Bancshares, Inc. .............. 3,679,897 44,158,764
Norwood Financial Corp. ................ 195,465 5,482,793
Oak Valley Bancorp ................... 183,081 5,503,415
OceanFirst Financial Corp. .............. 1,473,231 26,444,496
OFG Bancorp ....................... 1,127,294 46,196,508
Ohio Valley Banc Corp. ................. 88,762 3,548,705
Old National Bancorp .................. 8,969,076 200,100,086
Old Second Bancorp, Inc. ............... 1,289,775 25,150,612
OP Bancorp ........................ 293,914 4,150,066
Orange County Bancorp, Inc. ............. 303,796 8,673,376
Origin Bancorp, Inc. ................... 769,096 28,925,701
Orrstown Financial Services, Inc. .......... 472,011 16,718,630
Park National Corp. ................... 378,393 57,583,847
Parke Bancorp, Inc. ................... 311,112 7,790,244
Pathward Financial, Inc. ................ 588,059 41,752,189
Patriot National Bancorp, Inc.
(a) (b)
.......... 1,505,480 2,739,974
PCB Bancorp ....................... 314,638 6,811,913
Peapack-Gladstone Financial Corp. ........ 412,760 11,495,366
Peoples Bancorp of North Carolina, Inc. ..... 128,253 4,642,759
Peoples Bancorp, Inc. ................. 904,855 27,172,796
Peoples Financial Services Corp. .......... 235,999 11,495,511
Pioneer Bancorp, Inc.
(a) (b)
................ 286,098 3,856,601
Plumas Bancorp ..................... 154,774 6,916,850
Ponce Financial Group, Inc.
(b)
............ 491,161 8,030,482
Preferred Bank ...................... 185,051 17,474,366
Primis Financial Corp. .................. 566,038 7,873,589
Princeton Bancorp, Inc. ................. 142,520 4,944,019
Provident Financial Services, Inc. .......... 2,976,427 58,784,433
QCR Holdings, Inc. ................... 424,373 35,350,271
RBB Bancorp ....................... 465,641 9,610,830
Red River Bancshares, Inc.
(a)
............. 119,861 8,561,671
Renasant Corp. ...................... 2,446,238 86,156,502
Republic Bancorp, Inc. , Class A ........... 220,693 15,225,610
Rhinebeck Bancorp, Inc.
(b)
............... 52,688 633,310
Richmond Mutual Bancorp, Inc. ........... 138,969 1,951,125
Riverview Bancorp, Inc. ................ 366,811 1,841,391
S&T Bancorp, Inc. .................... 980,321 38,575,631
SB Financial Group, Inc. ................ 119,682 2,665,318

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Seacoast Banking Corp. of Florida ......... 2,223,611 $ 69,865,858
ServisFirst Bancshares, Inc. ............. 1,312,079 94,194,151
Shore Bancshares, Inc. ................. 811,487 14,347,090
Sierra Bancorp ...................... 349,113 11,409,013
Simmons First National Corp. , Class A ...... 3,644,993 68,708,118
SmartFinancial, Inc. ................... 376,631 13,931,581
Sound Financial Bancorp, Inc. ............ 34,293 1,496,204
South Plains Financial, Inc. .............. 333,314 12,932,583
Southern First Bancshares, Inc.
(b)
.......... 206,005 10,613,378
Southern Missouri Bancorp, Inc. ........... 255,435 15,101,317
Southside Bancshares, Inc. .............. 753,207 22,889,961
SR Bancorp, Inc.
(a)
.................... 157,453 2,478,310
Stellar Bancorp, Inc. ................... 1,194,412 36,955,107
Sterling Bancorp, Inc.
(a) (b) (d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 661,703 42,977,610
Texas Capital Bancshares, Inc.
(b)
.......... 1,165,988 105,568,553
Third Coast Bancshares, Inc.
(b)
............ 333,878 12,690,703
Timberland Bancorp, Inc. ............... 203,887 7,299,155
Tompkins Financial Corp. ............... 345,663 25,067,481
Towne Bank ........................ 1,877,931 62,666,557
TriCo Bancshares .................... 796,733 37,741,242
Triumph Financial, Inc.
(a) (b)
............... 576,871 36,129,431
TrustCo Bank Corp. ................... 473,985 19,589,800
Trustmark Corp. ..................... 1,503,443 58,559,105
UMB Financial Corp. .................. 1,864,524 214,494,841
Union Bankshares, Inc. ................. 61,098 1,449,856
United Bankshares, Inc. ................ 3,572,895 137,199,168
United Community Banks, Inc. ............ 2,974,151 92,852,994
United Security Bancshares .............. 178,115 1,793,618
Unity Bancorp, Inc.
(a)
.................. 196,280 10,151,602
Univest Financial Corp. ................. 747,332 24,467,650
USCB Financial Holdings, Inc. , Class A ...... 268,095 4,938,310
Valley National Bancorp ................ 12,504,214 146,049,219
Virginia National Bankshares Corp. ......... 122,271 4,872,499
WaFd, Inc. ......................... 1,972,728 63,186,478
Washington Trust Bancorp, Inc. ........... 465,587 13,758,096
WesBanco, Inc. ...................... 2,428,056 80,708,581
West Bancorp, Inc. .................... 421,316 9,349,002
Westamerica Bancorp ................. 615,191 29,424,585
Western New England Bancorp, Inc. ........ 411,570 5,194,013
WSFS Financial Corp. ................. 1,416,375 78,240,555
7,260,222,975
Beverages — 0.1%
MGP Ingredients, Inc. .................. 353,259 8,584,194
National Beverage Corp.
(b)
............... 587,829 18,745,867
Vita Coco Co., Inc. (The)
(a) (b)
............. 1,201,758 63,705,191
Zevia PBC , Class A
(a) (b)
................. 1,331,690 3,089,521
94,124,773
Biotechnology — 9.3%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 1,021,922 7,664,415
Abeona Therapeutics, Inc.
(a) (b)
............ 1,129,535 5,952,649
Absci Corp.
(a) (b)
...................... 3,431,813 11,977,027
ACADIA Pharmaceuticals, Inc.
(b)
........... 3,145,894 84,026,829
Actuate Therapeutics, Inc.
(a) (b)
............. 192,067 1,175,450
ADC Therapeutics SA
(a) (b)
............... 2,141,909 7,560,939
ADMA Biologics, Inc.
(a) (b)
................ 5,852,405 106,747,867
Agios Pharmaceuticals, Inc.
(a) (b)
........... 1,422,752 38,727,309
Akebia Therapeutics, Inc.
(a) (b)
............. 6,425,088 10,344,392
Aldeyra Therapeutics, Inc.
(a) (b)
............. 1,416,874 7,339,407
Alector, Inc.
(b)
....................... 1,999,234 3,118,805
Alkermes plc
(a) (b)
...................... 4,092,595 114,510,808
Allogene Therapeutics, Inc.
(a) (b)
............ 3,793,158 5,196,626
Altimmune, Inc.
(a) (b)
.................... 2,228,965 8,046,564
Security
Shares
Shares Value
Biotechnology (continued)
Amicus Therapeutics, Inc.
(a) (b)
............. 7,498,902 $ 106,784,364
AnaptysBio, Inc.
(a) (b)
................... 468,954 22,734,890
Anavex Life Sciences Corp.
(a) (b)
........... 2,142,027 7,625,616
Anika Therapeutics, Inc.
(a) (b)
.............. 296,852 2,852,748
Annexon, Inc.
(a) (b)
..................... 2,534,537 12,723,376
Apogee Therapeutics, Inc.
(a) (b)
............ 973,077 73,447,852
Arbutus Biopharma Corp.
(a) (b)
............. 3,840,383 18,472,242
Arcellx, Inc.
(a) (b)
...................... 862,264 56,219,613
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 643,979 3,947,591
Arcus Biosciences, Inc.
(a) (b)
.............. 1,984,845 47,298,856
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 2,780,664 80,750,483
Ardelyx, Inc.
(a) (b)
...................... 6,052,637 35,286,874
ArriVent Biopharma, Inc.
(a) (b)
.............. 729,095 14,669,391
Arrowhead Pharmaceuticals, Inc.
(b)
......... 3,349,381 222,365,405
ARS Pharmaceuticals, Inc.
(a) (b)
............ 1,494,626 17,412,393
Astria Therapeutics, Inc.
(a) (b)
.............. 1,042,063 13,640,605
aTyr Pharma, Inc.
(a) (b)
.................. 2,227,563 1,744,405
Aura Biosciences, Inc.
(a) (b)
............... 1,071,400 5,839,130
Aurinia Pharmaceuticals, Inc.
(a) (b)
.......... 3,012,937 48,056,345
Avidity Biosciences, Inc.
(b)
............... 2,921,656 210,739,047
Avita Medical, Inc.
(a) (b)
.................. 281,241 970,281
Beam Therapeutics, Inc.
(a) (b)
.............. 2,414,435 66,928,138
Benitec Biopharma, Inc.
(a) (b)
.............. 363,977 4,902,770
Bicara Therapeutics, Inc.
(a) (b)
............. 804,507 13,539,853
BioCryst Pharmaceuticals, Inc.
(b)
........... 5,258,021 41,012,564
Biohaven Ltd.
(b)
...................... 2,363,782 26,687,099
Bridgebio Pharma, Inc.
(a) (b)
............... 4,010,480 306,761,615
Bright Minds Biosciences, Inc.
(a) (b)
.......... 127,840 9,976,634
Candel Therapeutics, Inc.
(a) (b)
............. 1,098,599 6,207,084
Capricor Therapeutics, Inc.
(b)
............. 973,686 28,100,578
Cardiff Oncology, Inc.
(a) (b)
................ 1,583,333 4,449,166
CareDx, Inc.
(a) (b)
...................... 1,324,071 24,945,498
Cartesian Therapeutics, Inc.
(a) (b)
........... 253,842 1,830,201
Catalyst Pharmaceuticals, Inc.
(a) (b)
.......... 2,918,936 68,127,966
Celcuity, Inc.
(a) (b)
...................... 812,449 81,033,663
Celldex Therapeutics, Inc.
(a) (b)
............. 1,646,346 44,714,757
CG oncology, Inc.
(a) (b)
.................. 1,410,494 58,563,711
Cidara Therapeutics, Inc.
(b)
.............. 495,158 109,375,451
Cogent Biosciences, Inc.
(a) (b)
............. 3,512,236 124,754,623
Coherus Oncology, Inc.
(a) (b)
.............. 2,735,623 3,884,585
Compass Therapeutics, Inc.
(a) (b)
........... 3,282,674 17,627,959
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 1,455,337 11,206,095
CRISPR Therapeutics AG
(a) (b)
............. 2,198,405 115,284,358
Cullinan Therapeutics, Inc.
(a) (b)
............ 1,351,712 13,990,219
Cytokinetics, Inc.
(a) (b)
................... 2,947,035 187,254,604
Day One Biopharmaceuticals, Inc.
(b)
........ 1,960,018 18,267,368
Denali Therapeutics, Inc.
(a) (b)
............. 3,341,854 55,174,010
Design Therapeutics, Inc.
(a) (b)
............. 629,092 5,900,883
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 856,435 6,817,223
Dianthus Therapeutics, Inc.
(a) (b)
............ 615,286 25,355,936
Disc Medicine, Inc.
(a) (b)
................. 629,253 49,968,981
Dynavax Technologies Corp.
(b)
............ 2,532,576 38,951,019
Dyne Therapeutics, Inc.
(a) (b)
.............. 3,123,994 61,105,323
Editas Medicine, Inc.
(a) (b)
................ 2,295,207 4,705,174
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 1,464,448 2,211,316
Emergent BioSolutions, Inc.
(a) (b)
........... 1,330,464 16,444,535
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 678,131 10,694,126
Entrada Therapeutics, Inc.
(b)
............. 725,413 7,457,246
Erasca, Inc.
(a) (b)
...................... 4,409,163 16,402,086
Fate Therapeutics, Inc.
(b)
................ 2,749,558 2,701,716
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 571,490 4,400,473
Foghorn Therapeutics, Inc.
(a) (b)
............ 814,426 4,397,900
Geron Corp.
(a) (b)
...................... 13,741,270 18,138,476
Gossamer Bio, Inc.
(a) (b)
................. 4,880,479 15,129,485
GRAIL, Inc.
(a) (b)
...................... 887,292 75,943,322

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Greenwich Lifesciences, Inc.
(a) (b)
........... 164,156 $ 3,448,918
Gyre Therapeutics, Inc.
(a) (b)
.............. 255,368 1,802,898
Heron Therapeutics, Inc.
(a) (b)
.............. 3,988,749 5,185,374
Humacyte, Inc.
(a) (b)
.................... 3,737,365 3,589,739
Ideaya Biosciences, Inc.
(a) (b)
.............. 2,026,244 70,047,255
ImmunityBio, Inc.
(a) (b)
................... 7,362,016 14,576,792
Immunome, Inc.
(a) (b)
................... 2,358,286 50,655,983
Immunovant, Inc.
(a) (b)
................... 1,771,396 45,028,886
Inhibikase Therapeutics, Inc.
(a) (b)
........... 1,336,610 2,740,050
Inhibrx Biosciences, Inc.
(a) (b)
.............. 231,489 18,287,631
Inmune Bio, Inc.
(a) (b)
................... 430,818 672,076
Intellia Therapeutics, Inc.
(a) (b)
............. 2,590,195 23,285,853
Iovance Biotherapeutics, Inc.
(a) (b)
........... 7,702,094 21,026,717
Ironwood Pharmaceuticals, Inc. , Class A
(b)
.... 4,079,311 13,747,278
Jade Biosciences, Inc.
(a)
................ 1,145,173 17,670,019
Janux Therapeutics, Inc.
(b)
............... 1,066,177 14,713,243
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 954,918 15,421,926
Keros Therapeutics, Inc.
(a) (b)
.............. 739,122 15,048,524
Kodiak Sciences, Inc.
(a) (b)
................ 838,429 23,442,475
Korro Bio, Inc.
(a) (b)
..................... 165,931 1,329,107
Krystal Biotech, Inc.
(a) (b)
................. 626,309 154,410,221
Kura Oncology, Inc.
(a) (b)
................. 2,026,791 21,058,358
Kymera Therapeutics, Inc.
(a) (b)
............ 1,426,088 110,963,907
Larimar Therapeutics, Inc.
(a) (b)
............. 1,197,076 4,560,860
Lexeo Therapeutics, Inc.
(a) (b)
.............. 1,562,247 15,513,113
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 469,505 273,411,542
MannKind Corp.
(a) (b)
................... 7,646,709 43,356,840
MapLight Therapeutics, Inc.
(a) (b)
........... 401,560 7,053,401
MeiraGTx Holdings plc
(a) (b)
............... 1,126,378 8,954,705
MiMedx Group, Inc.
(a) (b)
................. 2,987,627 20,226,235
Mineralys Therapeutics, Inc.
(a) (b)
........... 1,177,618 42,735,757
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 1,033,985 81,674,475
Monopar Therapeutics, Inc.
(a) (b)
............ 114,309 7,464,378
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 1,191,572 18,683,849
Myriad Genetics, Inc.
(b)
................. 2,282,427 14,036,926
Neurogene, Inc.
(a) (b)
................... 242,552 4,996,571
Nkarta, Inc.
(a) (b)
...................... 1,140,772 2,110,428
Novavax, Inc.
(a) (b)
..................... 3,774,229 25,362,819
Nurix Therapeutics, Inc.
(a) (b)
.............. 2,525,081 47,900,787
Nuvalent, Inc. , Class A
(a) (b)
............... 1,263,374 127,082,791
Nuvectis Pharma, Inc.
(a) (b)
............... 369,432 2,789,212
Olema Pharmaceuticals, Inc.
(a) (b)
........... 1,508,161 37,704,025
Organogenesis Holdings, Inc. , Class A
(a) (b)
.... 1,750,750 9,068,885
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 1,649,737 13,494,849
Oruka Therapeutics, Inc.
(a) (b)
.............. 965,640 29,268,548
Palvella Therapeutics, Inc.
(a) (b)
............ 183,461 19,202,863
PDL BioPharma, Inc.
(b) (d)
................ 11,853 —
Perspective Therapeutics, Inc.
(a) (b)
.......... 1,549,850 4,262,087
Praxis Precision Medicines, Inc.
(b)
.......... 568,766 167,638,091
Precigen, Inc.
(a) (b)
..................... 4,512,036 18,860,310
Prime Medicine, Inc.
(a) (b)
................ 2,474,866 8,587,785
Protagonist Therapeutics, Inc.
(b)
........... 1,470,205 128,407,705
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 1,731,725 3,117,105
Protara Therapeutics, Inc.
(a) (b)
............. 854,154 4,552,641
Prothena Corp. plc
(a) (b)
.................. 1,097,937 10,485,298
PTC Therapeutics, Inc.
(b)
................ 1,962,000 149,033,520
Puma Biotechnology, Inc.
(a) (b)
............. 1,119,574 6,661,465
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 9,592,151 39,231,898
REGENXBIO, Inc.
(a) (b)
.................. 1,192,379 17,170,258
Relay Therapeutics, Inc.
(a) (b)
.............. 3,555,838 30,082,389
Replimune Group, Inc.
(a) (b)
............... 1,749,650 17,006,598
Rezolute, Inc.
(a) (b)
..................... 2,008,894 4,740,990
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 1,336,906 143,102,418
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 445,499 19,080,722
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 2,136,045 7,497,518
Security
Shares
Shares Value
Biotechnology (continued)
Sana Biotechnology, Inc.
(a) (b)
............. 4,167,012 $ 16,959,739
Savara, Inc.
(a) (b)
...................... 3,584,369 21,613,745
Scholar Rock Holding Corp.
(a) (b)
........... 2,076,315 91,461,676
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 3,133,636 11,813,808
Sionna Therapeutics, Inc.
(a) (b)
............. 402,064 16,540,913
Soleno Therapeutics, Inc.
(a) (b)
............. 1,176,078 54,452,411
Solid Biosciences, Inc.
(a) (b)
............... 1,518,495 8,564,312
Spyre Therapeutics, Inc.
(a) (b)
.............. 1,733,800 56,799,288
Stoke Therapeutics, Inc.
(a) (b)
.............. 1,136,146 36,061,274
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 2,150,756 45,187,384
Tango Therapeutics, Inc.
(a) (b)
.............. 2,673,660 23,688,628
Taysha Gene Therapies, Inc.
(a) (b)
........... 5,583,595 30,709,772
Tectonic Therapeutic, Inc.
(a) (b)
............. 278,732 5,814,349
Tevogen Bio Holdings, Inc.
(a) (b)
............ 513,876 170,144
TG Therapeutics, Inc.
(a) (b)
................ 3,663,358 109,204,702
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 287,840 4,496,061
Travere Therapeutics, Inc.
(a) (b)
............ 2,084,427 79,645,956
TriSalus Life Sciences, Inc.
(a) (b)
............ 666,170 4,649,867
TuHURA Biosciences, Inc.
(a) (b)
............ 560,139 423,857
Twist Bioscience Corp.
(a) (b)
............... 1,510,558 47,914,900
Tyra Biosciences, Inc.
(a) (b)
............... 655,322 17,228,415
Upstream Bio, Inc.
(a) (b)
.................. 832,247 22,595,506
UroGen Pharma Ltd.
(a) (b)
................ 929,744 21,774,604
Vanda Pharmaceuticals, Inc.
(b)
............ 1,410,403 12,439,754
Vaxcyte, Inc.
(a) (b)
...................... 2,888,943 133,295,830
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 1,402,748 71,035,159
Veracyte, Inc.
(a) (b)
..................... 1,979,022 83,316,826
Verastem, Inc.
(a) (b)
..................... 1,328,898 10,259,093
Vericel Corp.
(b)
....................... 1,266,246 45,597,518
Vir Biotechnology, Inc.
(a) (b)
............... 2,254,223 13,592,965
Viridian Therapeutics, Inc.
(a) (b)
............. 2,013,875 62,671,790
Voyager Therapeutics, Inc.
(b)
............. 1,208,953 4,751,185
Xencor, Inc.
(b)
....................... 1,777,591 27,214,918
Xenon Pharmaceuticals, Inc.
(a) (b)
........... 1,915,472 85,851,455
XOMA Royalty Corp.
(a) (b)
................ 233,623 6,212,036
Zenas Biopharma, Inc.
(a) (b)
............... 474,636 17,234,033
Zymeworks, Inc.
(a) (b)
................... 1,266,890 33,357,214
6,846,223,357
Broadline Retail — 0.1%
Groupon, Inc.
(a) (b)
..................... 644,037 11,341,492
Kohl's Corp. ........................ 2,763,351 56,399,994
Savers Value Village, Inc.
(a) (b)
............. 959,519 8,961,907
76,703,393
Building Products — 1.5%
American Woodmark Corp.
(b)
............. 364,209 19,630,865
Apogee Enterprises, Inc. ................ 538,234 19,597,100
AZZ, Inc.
(a)
......................... 743,810 79,721,556
CSW Industrials, Inc.
(a)
................. 411,640 120,828,689
Gibraltar Industries, Inc.
(a) (b)
.............. 752,265 37,191,982
Griffon Corp. ........................ 970,617 71,485,942
Insteel Industries, Inc. .................. 470,467 14,899,690
Janus International Group, Inc.
(a) (b)
......... 3,432,640 22,449,465
JELD-WEN Holding, Inc.
(a) (b)
.............. 2,217,951 5,456,159
Masterbrand, Inc.
(a) (b)
.................. 3,221,923 35,570,030
Modine Manufacturing Co.
(a) (b)
............ 1,323,766 176,735,999
Quanex Building Products Corp. ........... 1,156,044 17,779,957
Resideo Technologies, Inc.
(a) (b)
............ 3,273,485 114,964,793
Tecnoglass, Inc. ...................... 680,323 34,233,853
UFP Industries, Inc. ................... 1,476,914 134,473,020
Zurn Elkay Water Solutions Corp. .......... 3,802,216 176,765,022
1,081,784,122

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 1.8%
Acadian Asset Management, Inc. .......... 688,668 $ 32,367,396
AlTi Global, Inc. , Class A
(a) (b)
............. 1,056,085 4,900,234
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,611,387 65,647,906
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 368,131 3,696,035
BGC Group, Inc. , Class A ............... 9,245,951 82,566,342
Cohen & Steers, Inc. .................. 709,775 44,559,674
Diamond Hill Investment Group, Inc. ........ 64,631 10,954,955
DigitalBridge Group, Inc. , Class A
(a)
......... 4,484,541 68,792,859
Donnelley Financial Solutions, Inc.
(a) (b)
....... 645,703 30,147,873
Forge Global Holdings, Inc.
(a) (b)
............ 285,469 12,720,499
GCM Grosvenor, Inc. , Class A ............ 1,293,852 14,646,405
Innventure, Inc.
(a) (b)
.................... 657,717 2,749,257
Marex Group plc
(a)
.................... 1,397,950 53,625,362
MarketWise, Inc. ..................... 55,204 829,164
Miami International Holdings, Inc.
(a) (b)
........ 585,151 25,969,001
Moelis & Co. , Class A .................. 1,470,957 101,113,584
Open Lending Corp. , Class A
(a) (b)
.......... 2,687,988 4,166,381
P10, Inc. , Class A .................... 1,428,177 14,010,416
Patria Investments Ltd. , Class A ........... 1,682,945 26,741,996
Perella Weinberg Partners , Class C ........ 1,588,413 27,479,545
Piper Sandler Cos. .................... 448,653 152,411,911
PJT Partners, Inc. , Class A
(a)
............. 592,358 99,042,258
Siebert Financial Corp.
(a) (b)
............... 311,978 1,095,043
Silvercrest Asset Management Group, Inc. , Class
A ............................. 252,010 3,828,032
StepStone Group, Inc. , Class A ........... 1,784,162 114,489,676
StoneX Group, Inc.
(a) (b)
................. 1,243,309 118,275,985
Value Line, Inc. ...................... 21,410 822,786
Victory Capital Holdings, Inc. , Class A ....... 1,135,944 71,666,707
Virtus Investment Partners, Inc. ........... 168,517 27,493,549
Webull Corp.
(a) (b)
..................... 6,884,265 53,490,739
Westwood Holdings Group, Inc. ........... 134,570 2,315,950
WisdomTree, Inc. ..................... 3,119,998 38,032,776
1,310,650,296
Chemicals — 1.5%
AdvanSix, Inc. ....................... 679,051 11,747,582
American Vanguard Corp.
(b)
.............. 636,645 2,431,984
Arq, Inc.
(a) (b)
......................... 829,037 2,710,951
Ascent Industries Co.
(a) (b)
................ 153,558 2,486,104
ASP Isotopes, Inc.
(a) (b)
.................. 2,311,433 12,366,167
Aspen Aerogels, Inc.
(a) (b)
................ 1,623,677 4,595,006
Avient Corp. ........................ 2,330,439 72,802,914
Balchem Corp. ...................... 824,126 126,387,963
Cabot Corp. ........................ 1,353,665 89,720,916
Chemours Co. (The) ................... 3,809,109 44,909,395
Core Molding Technologies, Inc.
(b)
.......... 207,607 4,162,520
Ecovyst, Inc.
(a) (b)
...................... 2,892,919 28,148,102
Flotek Industries, Inc.
(a) (b)
................ 362,868 6,252,216
Hawkins, Inc.
(a)
...................... 492,495 69,963,840
HB Fuller Co. ....................... 1,375,048 81,760,354
Ingevity Corp.
(a) (b)
..................... 921,313 54,523,303
Innospec, Inc. ....................... 615,099 47,079,677
Intrepid Potash, Inc.
(b)
.................. 274,544 7,613,105
Koppers Holdings, Inc. ................. 479,365 12,981,204
Kronos Worldwide, Inc. ................. 562,476 2,486,144
LSB Industries, Inc.
(a) (b)
................. 1,365,769 11,609,037
Mativ Holdings, Inc. ................... 1,366,183 16,599,123
Minerals Technologies, Inc. .............. 793,208 48,346,028
Orion SA
(a)
......................... 1,449,474 7,653,223
Perimeter Solutions, Inc.
(a) (b)
.............. 3,524,809 97,037,992
PureCycle Technologies, Inc.
(a) (b)
........... 3,274,593 28,128,754
Quaker Chemical Corp. ................ 347,775 47,752,985
Rayonier Advanced Materials, Inc.
(a) (b)
....... 1,631,960 9,612,244
Security
Shares
Shares Value
Chemicals (continued)
Sensient Technologies Corp. ............. 1,065,558 $ 100,109,174
Solesence, Inc.
(a) (b)
.................... 345,153 550,519
Stepan Co. ......................... 541,132 25,628,012
Trinseo plc ......................... 811,063 403,098
Tronox Holdings plc ................... 3,032,944 12,647,377
Valhi, Inc. .......................... 70,092 844,609
1,092,051,622
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................... 1,553,902 65,730,055
ACCO Brands Corp. ................... 2,294,943 8,560,137
ACV Auctions, Inc. , Class A
(b)
............. 4,251,195 34,094,584
BrightView Holdings, Inc.
(a) (b)
............. 1,832,802 23,221,601
Brink's Co. (The) ..................... 1,065,811 124,412,118
Casella Waste Systems, Inc. , Class A
(b)
...... 1,585,688 155,302,283
Cimpress plc
(a) (b)
..................... 437,675 29,144,778
CompX International, Inc. , Class A ......... 30,536 710,573
CoreCivic, Inc.
(b)
..................... 2,676,471 51,147,361
Deluxe Corp. ........................ 1,135,333 25,351,986
Ennis, Inc. ......................... 591,782 10,657,994
Enviri Corp.
(a) (b)
...................... 1,931,761 34,617,157
GEO Group, Inc. (The)
(b)
................ 3,421,569 55,155,692
Healthcare Services Group, Inc.
(a) (b)
......... 1,791,350 34,250,612
HNI Corp. .......................... 1,611,904 67,764,444
Interface, Inc.
(a)
...................... 1,468,600 41,003,312
Liquidity Services, Inc.
(a) (b)
............... 590,092 17,885,688
MillerKnoll, Inc. ...................... 1,756,986 32,117,704
Mobile Infrastructure Corp.
(a) (b)
............ 217,018 553,396
Montrose Environmental Group, Inc.
(a) (b)
...... 836,128 20,761,058
NL Industries, Inc. .................... 203,503 1,113,161
OPENLANE, Inc.
(b)
.................... 2,671,806 79,566,383
Perma-Fix Environmental Services, Inc.
(a) (b)
... 435,068 5,477,506
Pitney Bowes, Inc. .................... 2,718,746 28,737,145
Quad/Graphics, Inc. , Class A ............. 783,628 4,913,348
UniFirst Corp. ....................... 370,483 71,466,171
Vestis Corp. ........................ 2,929,566 19,540,205
Virco Mfg. Corp. ..................... 277,776 1,774,989
1,045,031,441
Communications Equipment — 0.9%
(b)
ADTRAN Holdings, Inc.
(a)
............... 1,893,214 16,452,030
Applied Optoelectronics, Inc.
(a)
............ 1,524,293 53,136,854
Aviat Networks, Inc.
(a)
.................. 283,466 6,060,503
BK Technologies Corp.
(a)
................ 74,129 5,529,282
Calix, Inc. .......................... 1,526,087 80,775,785
Clearfield, Inc.
(a)
...................... 290,663 8,472,826
CommScope Holding Co., Inc.
(a)
........... 5,520,053 100,078,561
Digi International, Inc.
(a)
................. 924,201 40,008,661
Extreme Networks, Inc. ................. 3,337,435 55,568,293
Harmonic, Inc. ....................... 2,860,001 28,285,410
Inseego Corp.
(a)
...................... 327,766 3,366,157
NETGEAR, Inc. ...................... 690,693 16,942,699
NetScout Systems, Inc. ................. 1,809,503 48,965,151
Ribbon Communications, Inc.
(a)
........... 2,377,434 6,847,010
Viasat, Inc.
(a)
........................ 3,121,597 107,570,233
Viavi Solutions, Inc. ................... 5,596,900 99,736,758
677,796,213
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a) (b)
.............. 815,782 23,894,255
Arcosa, Inc.
(a)
....................... 1,229,724 130,744,256
Argan, Inc. ......................... 338,733 106,131,824
Bowman Consulting Group Ltd.
(a) (b)
......... 352,499 11,639,517
Centuri Holdings, Inc.
(b)
................. 1,973,384 49,827,946
Concrete Pumping Holdings, Inc. .......... 570,874 3,830,565
Construction Partners, Inc. , Class A
(a) (b)
...... 1,186,048 128,745,510

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Dycom Industries, Inc.
(b)
................ 709,112 $ 239,608,945
Fluor Corp.
(b)
........................ 4,070,308 161,306,306
Granite Construction, Inc.
(a)
.............. 1,107,583 127,759,699
Great Lakes Dredge & Dock Corp.
(b)
........ 1,683,153 22,082,967
IES Holdings, Inc.
(a) (b)
.................. 229,426 89,251,302
Legence Corp. , Class A
(a) (b)
.............. 906,433 39,012,876
Limbach Holdings, Inc.
(a) (b)
............... 268,323 20,888,946
Matrix Service Co.
(b)
................... 671,903 7,861,265
MYR Group, Inc.
(b)
.................... 389,808 85,173,048
NWPX Infrastructure, Inc.
(b)
.............. 237,208 14,823,128
Orion Group Holdings, Inc.
(a) (b)
............ 958,167 9,524,180
Primoris Services Corp. ................ 1,370,724 170,161,677
Southland Holdings, Inc.
(a) (b)
.............. 199,203 661,354
Sterling Infrastructure, Inc.
(b)
............. 754,058 230,915,181
Tutor Perini Corp.
(a)
................... 1,128,052 75,602,045
1,749,446,792
Construction Materials — 0.2%
Knife River Corp.
(a) (b)
................... 1,444,409 101,614,173
Smith-Midland Corp.
(a) (b)
................ 77,420 2,813,443
Titan America SA
(a)
.................... 619,036 10,201,713
United States Lime & Minerals, Inc. ......... 273,104 32,701,473
147,330,802
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a) (b)
............. 141,627 9,481,928
Bread Financial Holdings, Inc. ............ 610,841 45,220,559
Consumer Portfolio Services, Inc.
(a) (b)
........ 229,640 2,142,541
Dave, Inc. , Class A
(a) (b)
................. 262,585 58,138,945
Encore Capital Group, Inc.
(a) (b)
............ 575,296 31,267,338
Enova International, Inc.
(b)
............... 612,867 96,342,692
FirstCash Holdings, Inc. ................ 1,007,032 160,500,760
Green Dot Corp. , Class A
(a) (b)
............. 1,367,160 17,513,320
Jefferson Capital, Inc. .................. 233,016 5,205,577
LendingClub Corp.
(a) (b)
.................. 2,898,178 54,891,491
LendingTree, Inc.
(b)
.................... 284,706 15,115,042
Medallion Financial Corp. ............... 477,732 4,915,862
Navient Corp. ....................... 1,855,901 24,126,713
Nelnet, Inc. , Class A ................... 293,281 38,994,642
NerdWallet, Inc. , Class A
(a) (b)
............. 1,086,348 14,720,015
Oportun Financial Corp.
(a) (b)
.............. 1,053,199 5,571,423
OppFi, Inc. , Class A ................... 686,557 7,181,386
PRA Group, Inc.
(a) (b)
................... 998,170 17,657,627
PROG Holdings, Inc. .................. 1,025,275 30,235,360
Regional Management Corp. ............. 240,302 9,311,702
Upstart Holdings, Inc.
(a) (b)
................ 2,155,146 94,244,535
Vroom, Inc.
(a) (b)
....................... 18,869 375,116
World Acceptance Corp.
(a) (b)
.............. 76,246 10,704,176
753,858,750
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) .................. 838,630 44,589,957
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 918,080 57,223,927
Grocery Outlet Holding Corp.
(a) (b)
........... 2,375,527 23,992,823
HF Foods Group, Inc.
(a) (b)
................ 974,781 2,095,779
Ingles Markets, Inc. , Class A ............. 362,788 24,869,117
Natural Grocers by Vitamin Cottage, Inc. ..... 319,745 8,009,612
PriceSmart, Inc. ...................... 647,897 79,477,525
United Natural Foods, Inc.
(a) (b)
............ 1,513,479 50,958,838
Village Super Market, Inc. , Class A ......... 228,170 8,076,077
Weis Markets, Inc. .................... 343,208 21,996,201
321,289,856
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 3,580,957 14,681,924
Greif, Inc. , Class A, NVS ................ 642,547 43,500,432
Security
Shares
Shares Value
Containers & Packaging (continued)
Greif, Inc. , Class B .................... 121,150 $ 9,048,693
Myers Industries, Inc. .................. 939,004 17,578,155
O-I Glass, Inc.
(b)
...................... 3,892,450 57,452,562
Ranpak Holdings Corp. , Class A
(a) (b)
........ 1,183,780 6,404,250
TriMas Corp.
(a)
....................... 805,331 28,548,984
177,215,000
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 624,055 24,512,880
Gold.com, Inc. ....................... 485,272 16,523,512
Weyco Group, Inc. .................... 142,741 4,366,447
45,402,839
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.
(a) (b)
......... 906,883 93,835,184
American Public Education, Inc.
(a) (b)
......... 445,528 16,840,958
Carriage Services, Inc. ................. 351,333 14,861,386
Coursera, Inc.
(b)
...................... 3,585,219 26,387,212
Driven Brands Holdings, Inc.
(a) (b)
........... 1,489,162 22,069,381
European Wax Center, Inc. , Class A
(b)
....... 770,662 2,774,383
Frontdoor, Inc.
(a) (b)
.................... 1,854,226 106,970,298
Graham Holdings Co. , Class B ............ 81,541 89,580,943
KinderCare Learning Cos., Inc.
(a) (b)
......... 833,684 3,601,515
Laureate Education, Inc.
(b)
............... 3,254,492 109,578,746
Lincoln Educational Services Corp.
(a) (b)
....... 747,674 18,056,327
Matthews International Corp. , Class A ....... 751,369 19,625,758
McGraw Hill, Inc.
(a) (b)
................... 731,586 12,071,169
Mister Car Wash, Inc.
(b)
................. 2,533,652 14,087,105
Nerdy, Inc. , Class A
(a) (b)
................. 1,594,632 1,658,417
OneSpaWorld Holdings Ltd. .............. 2,503,025 51,912,738
Perdoceo Education Corp. ............... 1,642,238 48,166,841
Phoenix Education Partners, Inc.
(a) (b)
........ 92,477 2,802,053
Strategic Education, Inc. ................ 588,954 47,234,111
Stride, Inc.
(a) (b)
....................... 1,079,286 70,078,040
Udemy, Inc.
(a) (b)
...................... 2,417,979 14,145,177
Universal Technical Institute, Inc.
(a) (b)
........ 1,174,784 30,697,106
Zspace, Inc.
(a) (b)
...................... 63,151 29,744
817,064,592
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. ............... 1,852,095 38,227,241
Alpine Income Property Trust, Inc. ......... 311,001 5,199,937
American Assets Trust, Inc. .............. 1,381,322 26,148,425
Armada Hoffler Properties, Inc. ........... 2,117,213 14,015,950
Broadstone Net Lease, Inc. .............. 4,833,084 83,950,669
CTO Realty Growth, Inc. ................ 774,906 14,266,020
Essential Properties Realty Trust, Inc. ....... 5,039,159 149,461,456
Gladstone Commercial Corp. ............. 1,120,773 11,958,648
Global Net Lease, Inc. ................. 5,076,287 43,656,068
Modiv Industrial, Inc. , Class C ............ 207,476 2,985,580
NexPoint Diversified Real Estate Trust ...... 960,181 3,677,493
393,547,487
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a) (b)
...................... 269,637 5,886,176
ATN International, Inc. ................. 251,546 5,735,249
Bandwidth, Inc. , Class A
(a) (b)
.............. 718,537 11,101,397
Cogent Communications Holdings, Inc.
(a)
..... 1,226,175 26,436,333
Globalstar, Inc.
(b)
..................... 1,286,475 78,526,434
IDT Corp. , Class B .................... 410,810 21,037,580
Liberty Latin America Ltd. , Class A
(b)
........ 739,241 5,462,991
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 3,193,312 23,822,107
Lumen Technologies, Inc.
(b)
.............. 24,099,797 187,255,423
Shenandoah Telecommunications Co. ....... 1,266,168 14,636,902
Uniti Group, Inc.
(a)
.................... 4,207,304 29,493,201
409,393,793

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.9%
Genie Energy Ltd. , Class B .............. 533,222 $ 7,347,799
Hawaiian Electric Industries, Inc.
(a) (b)
........ 4,411,030 54,255,669
MGE Energy, Inc. ..................... 924,945 72,534,187
Oklo, Inc. , Class A
(a) (b)
.................. 2,746,255 197,071,259
Otter Tail Corp. ...................... 977,820 79,017,634
Portland General Electric Co. ............. 2,865,962 137,537,516
TXNM Energy, Inc. .................... 2,552,184 150,272,594
698,036,658
Electrical Equipment — 2.4%
Allient, Inc.
(a)
........................ 364,335 19,583,006
American Superconductor Corp.
(a) (b)
........ 1,101,036 31,687,816
Amprius Technologies, Inc.
(a) (b)
............ 2,768,163 21,840,806
Array Technologies, Inc.
(a) (b)
.............. 3,835,607 35,364,297
Atkore, Inc. ......................... 849,871 53,754,341
Bloom Energy Corp. , Class A
(b)
............ 5,519,403 479,580,927
EnerSys ........................... 945,202 138,708,394
Enovix Corp.
(a) (b)
...................... 4,241,285 31,003,793
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 7,784,305 89,208,135
Fluence Energy, Inc. , Class A
(a) (b)
.......... 1,618,262 32,009,222
Hyliion Holdings Corp. , Class A
(a) (b)
......... 3,170,505 5,833,729
KULR Technology Group, Inc.
(a) (b)
.......... 974,488 2,884,485
LSI Industries, Inc. .................... 675,475 12,374,702
NANO Nuclear Energy, Inc.
(a) (b)
............ 1,011,070 24,275,791
Net Power, Inc. , Class A
(a) (b)
.............. 777,438 1,772,559
Nextpower, Inc. , Class A
(b)
............... 3,685,403 321,035,455
NuScale Power Corp. , Class A
(a) (b)
.......... 3,201,045 45,358,808
Plug Power, Inc.
(a) (b)
................... 28,390,212 55,928,718
Powell Industries, Inc.
(a)
................ 241,320 76,927,990
Power Solutions International, Inc.
(a) (b)
....... 215,873 12,334,983
Preformed Line Products Co.
(a)
............ 63,740 13,175,695
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 4,248,060 36,108,510
SKYX Platforms Corp.
(a) (b)
............... 1,710,734 3,712,293
SunPower, Inc.
(a) (b)
.................... 1,580,272 2,481,027
Sunrun, Inc.
(a) (b)
...................... 5,641,356 103,800,950
T1 Energy, Inc.
(a) (b)
.................... 3,361,830 22,457,024
Thermon Group Holdings, Inc.
(b)
........... 829,040 30,807,126
Vicor Corp.
(a) (b)
....................... 580,988 63,676,285
1,767,686,867
Electronic Equipment, Instruments & Components — 3.4%
908 Devices, Inc.
(a) (b)
................... 720,479 3,782,515
Advanced Energy Industries, Inc.
(a)
......... 953,910 199,720,137
Aeva Technologies, Inc.
(a) (b)
.............. 953,461 12,661,962
Arlo Technologies, Inc.
(a) (b)
............... 2,508,309 35,091,243
Badger Meter, Inc. .................... 747,883 130,438,274
Bel Fuse, Inc. , Class A ................. 35,717 5,421,841
Bel Fuse, Inc. , Class B, NVS
(a)
............ 269,218 45,667,449
Belden, Inc.
(a)
....................... 992,830 115,714,336
Benchmark Electronics, Inc. ............. 907,088 38,787,083
Climb Global Solutions, Inc.
(a)
............. 101,178 10,400,087
CTS Corp. ......................... 722,098 30,956,341
Daktronics, Inc.
(b)
..................... 972,189 19,220,177
ePlus, Inc. ......................... 672,414 58,970,708
Evolv Technologies Holdings, Inc.
(b)
......... 3,855,354 27,604,335
Fabrinet
(b)
.......................... 913,311 415,812,232
Frequency Electronics, Inc.
(a) (b)
............ 167,779 9,033,221
Insight Enterprises, Inc.
(a) (b)
.............. 749,703 61,078,303
Itron, Inc.
(a) (b)
........................ 1,146,349 106,449,968
Kimball Electronics, Inc.
(a) (b)
.............. 617,165 17,169,530
Knowles Corp.
(a) (b)
.................... 2,150,885 46,093,466
Methode Electronics, Inc. ............... 838,309 5,566,372
MicroVision, Inc.
(a) (b)
................... 7,348,581 6,085,360
Mirion Technologies, Inc. , Class A
(a) (b)
....... 6,060,381 141,934,123
Motomova, Inc.
(b) (d)
.................... 26,106 —
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
M-Tron Industries, Inc.
(a) (b)
............... 61,070 $ 3,250,145
Napco Security Technologies, Inc. ......... 870,683 36,307,481
Neonode, Inc.
(b)
...................... 275,551 479,459
nLight, Inc.
(b)
........................ 1,176,106 44,115,736
Novanta, Inc.
(a) (b)
..................... 911,328 108,438,919
OSI Systems, Inc.
(a) (b)
.................. 409,540 104,457,272
Ouster, Inc. , Class A
(a) (b)
................ 1,377,887 29,817,475
PC Connection, Inc. ................... 298,991 17,269,720
Plexus Corp.
(b)
....................... 681,641 100,201,227
Powerfleet, Inc.
(a) (b)
.................... 3,172,232 16,876,274
Richardson Electronics Ltd. .............. 304,064 3,308,216
Rogers Corp.
(b)
...................... 456,651 41,815,532
Sanmina Corp.
(a) (b)
.................... 1,321,696 198,346,919
ScanSource, Inc.
(a) (b)
................... 577,369 22,552,033
TTM Technologies, Inc.
(b)
................ 2,589,520 178,676,880
Vishay Intertechnology, Inc. .............. 3,065,625 44,420,906
Vishay Precision Group, Inc.
(a) (b)
........... 306,389 11,795,977
Vuzix Corp.
(a) (b)
...................... 1,758,373 6,646,650
2,512,435,884
Energy Equipment & Services — 1.8%
Archrock, Inc. ....................... 4,337,048 112,849,989
Atlas Energy Solutions, Inc. .............. 1,974,088 18,595,909
Borr Drilling Ltd.
(a)
.................... 6,713,854 27,056,832
Bristow Group, Inc.
(a) (b)
................. 716,283 26,230,284
Cactus, Inc. , Class A .................. 1,735,011 79,255,303
Core Laboratories, Inc.
(a)
................ 1,186,445 19,018,713
DMC Global, Inc.
(b)
.................... 497,864 3,330,710
Energy Services of America Corp. ......... 308,847 2,523,280
Expro Group Holdings NV
(a) (b)
............. 2,269,095 30,292,418
Flowco Holdings, Inc. , Class A
(a)
........... 504,744 9,458,903
Forum Energy Technologies, Inc.
(b)
......... 266,792 9,857,964
Helix Energy Solutions Group, Inc.
(b)
........ 3,542,524 22,211,626
Helmerich & Payne, Inc. ................ 2,452,887 70,348,799
Innovex International, Inc.
(a) (b)
............. 981,099 21,456,635
Kodiak Gas Services, Inc. ............... 2,126,860 79,544,564
Liberty Energy, Inc. , Class A ............. 4,001,732 73,871,973
Mammoth Energy Services, Inc.
(a) (b)
......... 532,443 985,020
Nabors Industries Ltd.
(a) (b)
............... 360,413 19,570,426
National Energy Services Reunited Corp.
(a) (b)
.. 1,561,655 24,455,517
Natural Gas Services Group, Inc. .......... 254,529 8,564,901
Noble Corp. plc ...................... 3,196,720 90,275,373
Oceaneering International, Inc.
(a) (b)
......... 2,499,115 60,053,733
Oil States International, Inc.
(b)
............. 1,497,872 10,140,593
Patterson-UTI Energy, Inc. .............. 8,825,513 53,923,884
ProFrac Holding Corp. , Class A
(a) (b)
......... 688,107 2,676,736
ProPetro Holding Corp.
(b)
................ 2,023,430 19,242,819
Ranger Energy Services, Inc. , Class A ....... 484,324 6,770,850
RPC, Inc. .......................... 2,295,719 12,488,711
SEACOR Marine Holdings, Inc.
(a) (b)
......... 546,919 3,292,452
Seadrill Ltd.
(a) (b)
...................... 1,601,799 55,422,245
Select Water Solutions, Inc. , Class A ........ 2,387,516 25,116,668
Solaris Energy Infrastructure, Inc. , Class A .... 1,065,977 49,002,963
TETRA Technologies, Inc.
(a) (b)
............. 3,231,875 30,282,669
Tidewater, Inc.
(a) (b)
.................... 1,241,958 62,731,299
Transocean Ltd.
(a) (b)
................... 23,408,154 96,675,676
Valaris Ltd.
(a) (b)
....................... 1,578,318 79,547,227
1,317,123,664
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 13,014,221 20,302,185
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 201,262 8,551,622
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 1,123,287 44,313,672
Cinemark Holdings, Inc. ................ 2,623,455 60,969,094
CuriosityStream, Inc. , Class A ............ 1,032,104 3,921,995

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Eventbrite, Inc. , Class A
(a) (b)
.............. 1,929,047 $ 8,584,259
Gaia, Inc. , Class A
(a) (b)
.................. 352,239 1,278,628
Golden Matrix Group, Inc.
(a) (b)
............. 405,147 324,442
IMAX Corp.
(a) (b)
...................... 1,111,069 41,065,110
Lionsgate Studios Corp.
(a) (b)
.............. 5,199,693 47,473,197
Madison Square Garden Entertainment Corp.
(b)
. 1,004,511 54,133,098
Marcus Corp. (The) ................... 584,058 9,058,740
Playstudios, Inc. , Class A
(b)
.............. 2,156,504 1,404,962
Playtika Holding Corp. ................. 1,459,069 5,763,322
Reservoir Media, Inc.
(a) (b)
................ 495,846 3,753,554
Sphere Entertainment Co. , Class A
(a) (b)
....... 706,397 67,164,227
Starz Entertainment Corp.
(a)
.............. 308,401 3,608,292
Vivid Seats, Inc. , Class A
(a) (b)
............. 88,466 637,840
382,308,239
Financial Services — 2.1%
Acacia Research Corp.
(a) (b)
............... 808,874 3,025,189
Alerus Financial Corp. ................. 581,351 13,092,025
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 726,181 32,387,673
Better Home & Finance Holding Co.
(a) (b)
...... 141,655 4,615,120
Burford Capital Ltd. ................... 5,142,363 45,869,878
Cannae Holdings, Inc. ................. 1,195,574 18,806,379
Cantaloupe, Inc.
(a) (b)
................... 1,436,896 15,259,835
Cass Information Systems, Inc. ........... 335,189 13,917,047
Compass Diversified Holdings ............ 1,700,182 8,160,874
Enact Holdings, Inc. ................... 770,714 30,551,103
Essent Group Ltd. .................... 2,406,478 156,445,135
EVERTEC, Inc. ...................... 1,649,013 47,969,788
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 238,653 41,900,307
Finance of America Cos., Inc. , Class A
(a) (b)
.... 132,567 3,209,447
Flywire Corp.
(b)
...................... 2,987,595 42,304,345
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 3,090,711 97,141,047
International Money Express, Inc.
(a) (b)
........ 711,899 10,934,769
Jackson Financial, Inc. , Class A ........... 1,618,558 172,619,211
loanDepot, Inc. , Class A
(a) (b)
.............. 2,318,487 4,799,268
Marqeta, Inc. , Class A
(a) (b)
............... 9,327,077 44,303,616
Merchants Bancorp ................... 671,422 22,868,633
NCR Atleos Corp.
(a) (b)
.................. 1,865,535 71,095,539
NewtekOne, Inc. ..................... 671,104 7,617,030
NMI Holdings, Inc. , Class A
(b)
............. 1,998,984 81,538,557
Onity Group, Inc.
(a) (b)
................... 171,070 7,833,295
Pagseguro Digital Ltd. , Class A ........... 4,580,534 44,156,348
Payoneer Global, Inc.
(b)
................. 6,972,127 39,183,354
Paysafe Ltd.
(a) (b)
...................... 877,325 7,097,559
Paysign, Inc.
(b)
....................... 921,468 4,745,560
PennyMac Financial Services, Inc. ......... 742,199 97,851,516
Priority Technology Holdings, Inc.
(a) (b)
........ 733,496 3,997,553
Radian Group, Inc. .................... 3,448,928 124,126,919
Remitly Global, Inc.
(a) (b)
................. 4,291,615 59,224,287
Repay Holdings Corp. , Class A
(a) (b)
......... 1,818,108 6,636,094
Security National Financial Corp. , Class A
(a) (b)
.. 345,719 3,114,928
Sezzle, Inc.
(a) (b)
...................... 414,475 26,308,801
StoneCo Ltd. , Class A
(a) (b)
............... 6,368,003 94,182,764
SWK Holdings Corp. .................. 58,085 999,062
Triller Group, Inc.
(a) (b)
................... 2,242,874 71,772
Velocity Financial, Inc.
(a) (b)
............... 274,564 5,699,949
Walker & Dunlop, Inc. .................. 831,170 49,994,875
Waterstone Financial, Inc. ............... 403,564 6,678,984
1,572,335,435
Security
Shares
Shares Value
Food Products — 0.7%
Alico, Inc.
(a)
......................... 137,898 $ 5,016,729
B&G Foods, Inc. ..................... 1,941,869 8,350,037
Beyond Meat, Inc.
(a) (b)
.................. 9,523,482 7,809,255
BRC, Inc. , Class A
(a) (b)
.................. 2,230,933 2,476,336
Calavo Growers, Inc. .................. 424,864 9,240,792
Cal-Maine Foods, Inc. .................. 1,118,754 89,019,256
Dole plc ........................... 2,101,851 31,506,747
Forafric Global plc
(a) (b)
.................. 48,447 534,370
Fresh Del Monte Produce, Inc. ............ 847,970 30,213,171
Hain Celestial Group, Inc. (The)
(a) (b)
......... 2,288,764 2,448,977
J & J Snack Foods Corp. ................ 391,008 35,335,393
John B Sanfilippo & Son, Inc. ............. 196,318 13,860,051
Lifeway Foods, Inc.
(a) (b)
................. 130,169 3,153,995
Limoneira Co. ....................... 424,901 5,364,375
Mama's Creations, Inc.
(b)
................ 928,859 12,530,308
Marzetti Co. (The) .................... 506,844 83,335,291
Mission Produce, Inc.
(b)
................. 1,083,803 12,572,115
Seneca Foods Corp. , Class A
(b)
........... 118,646 13,125,807
Simply Good Foods Co. (The)
(b)
........... 2,334,061 46,867,945
SunOpta, Inc.
(a) (b)
..................... 2,425,258 9,215,980
Tootsie Roll Industries, Inc. .............. 448,506 16,428,775
TreeHouse Foods, Inc.
(b)
................ 1,268,673 29,927,996
Utz Brands, Inc. , Class A ................ 1,844,053 19,141,270
Vital Farms, Inc.
(a) (b)
................... 868,883 27,752,123
Westrock Coffee Co.
(a) (b)
................ 902,734 3,674,127
518,901,221
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A
(a)
..... 3,053,301 138,619,865
Chesapeake Utilities Corp. .............. 580,506 72,423,929
New Jersey Resources Corp. ............. 2,566,120 118,349,454
Northwest Natural Holding Co. ............ 1,028,974 48,094,245
ONE Gas, Inc. ....................... 1,522,763 117,633,442
RGC Resources, Inc. .................. 182,081 3,878,325
Southwest Gas Holdings, Inc. ............ 1,657,153 132,605,383
Spire, Inc. .......................... 1,485,138 122,820,913
754,425,556
Ground Transportation — 0.3%
ArcBest Corp.
(a)
...................... 585,133 43,411,017
Covenant Logistics Group, Inc. , Class A ...... 418,060 9,214,043
FTAI Infrastructure, Inc. ................. 2,708,123 12,484,447
Heartland Express, Inc. ................. 1,108,230 10,007,317
Hertz Global Holdings, Inc.
(a) (b)
............ 2,977,135 15,302,474
Marten Transport Ltd. .................. 1,463,963 16,659,899
PAMT Corp.
(a) (b)
...................... 135,686 1,639,087
Proficient Auto Logistics, Inc.
(a) (b)
........... 602,963 5,812,563
RXO, Inc.
(a) (b)
........................ 4,112,608 51,983,365
Universal Logistics Holdings, Inc. .......... 165,363 2,511,864
Werner Enterprises, Inc. ................ 1,508,709 45,276,357
214,302,433
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.
(a) (b)
...................... 2,574,392 2,122,844
Acme United Corp. .................... 71,777 2,893,331
Alphatec Holdings, Inc.
(a) (b)
............... 2,968,224 62,451,433
AngioDynamics, Inc.
(a) (b)
................ 994,321 12,767,082
Anteris Technologies Global Corp.
(a) (b)
....... 832,609 4,154,719
Artivion, Inc.
(a) (b)
...................... 1,061,566 48,418,025
AtriCure, Inc.
(a) (b)
..................... 1,224,144 48,427,137
Avanos Medical, Inc.
(b)
................. 1,106,390 12,424,760
AxoGen, Inc.
(a) (b)
..................... 1,124,306 36,798,535
Beta Bionics, Inc.
(b)
.................... 984,351 29,993,175
Bioventus, Inc. , Class A
(a) (b)
.............. 1,170,746 8,710,350
Butterfly Network, Inc. , Class A
(a) (b)
......... 4,926,791 18,721,806
CapsoVision, Inc.
(a) (b)
.................. 96,784 1,034,621

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Carlsmed, Inc.
(a) (b)
.................... 152,503 $ 1,883,412
Ceribell, Inc.
(a) (b)
...................... 672,277 14,743,035
Cerus Corp.
(b)
....................... 4,672,825 9,626,019
ClearPoint Neuro, Inc.
(a) (b)
............... 657,303 8,991,905
CONMED Corp. ...................... 783,032 31,791,099
CVRx, Inc.
(a) (b)
....................... 402,159 2,855,329
Delcath Systems, Inc.
(a) (b)
............... 755,561 7,631,166
Electromed, Inc.
(a) (b)
................... 163,043 4,747,812
Embecta Corp. ...................... 1,472,762 17,496,412
Enovis Corp.
(a) (b)
...................... 1,438,668 38,326,115
Glaukos Corp.
(b)
...................... 1,413,429 159,590,268
Haemonetics Corp.
(b)
.................. 1,216,745 97,522,112
ICU Medical, Inc.
(a) (b)
................... 610,579 87,111,306
Inogen, Inc.
(b)
....................... 600,122 4,032,820
Integer Holdings Corp.
(b)
................ 870,221 68,251,433
Integra LifeSciences Holdings Corp.
(a) (b)
...... 1,698,100 21,090,402
iRadimed Corp.
(a)
..................... 205,355 19,976,934
iRhythm Technologies, Inc.
(a) (b)
............ 805,716 142,966,247
Kestra Medical Technologies Ltd.
(a) (b)
........ 485,823 12,884,026
KORU Medical Systems, Inc.
(a) (b)
........... 1,061,007 6,164,451
Lantheus Holdings, Inc.
(a) (b)
.............. 1,693,095 112,675,472
LeMaitre Vascular, Inc. ................. 520,329 42,198,682
LENSAR, Inc.
(a) (b)
..................... 237,549 2,762,695
LivaNova plc
(b)
....................... 1,380,604 84,948,564
Lucid Diagnostics, Inc.
(a) (b)
............... 2,039,558 2,223,118
Merit Medical Systems, Inc.
(a) (b)
............ 1,474,559 129,967,630
Myomo, Inc.
(a) (b)
...................... 772,757 703,209
Neogen Corp.
(a) (b)
..................... 5,525,431 38,622,763
Neuronetics, Inc.
(a) (b)
................... 975,761 1,346,550
NeuroPace, Inc.
(a) (b)
................... 645,368 9,964,482
Novocure Ltd.
(a) (b)
..................... 2,567,325 33,195,512
Omnicell, Inc.
(a) (b)
..................... 1,157,947 52,454,999
OraSure Technologies, Inc.
(a) (b)
............ 1,820,767 4,406,256
Orthofix Medical, Inc.
(b)
................. 973,213 14,753,909
OrthoPediatrics Corp.
(a) (b)
................ 425,997 7,565,707
Outset Medical, Inc.
(a) (b)
................. 426,210 1,581,239
PROCEPT BioRobotics Corp.
(a) (b)
.......... 1,341,170 42,193,208
Pro-Dex, Inc.
(a) (b)
..................... 58,110 2,236,073
Pulmonx Corp.
(b)
..................... 940,308 2,078,081
Pulse Biosciences, Inc.
(a) (b)
............... 442,831 6,080,070
QuidelOrtho Corp.
(a) (b)
.................. 1,716,870 49,033,807
RxSight, Inc.
(a) (b)
...................... 887,227 9,244,905
Sanara Medtech, Inc.
(a) (b)
................ 80,983 1,890,953
SANUWAVE Health, Inc.
(a) (b)
.............. 183,302 5,469,732
Semler Scientific, Inc.
(a) (b)
................ 329,825 5,043,024
Shoulder Innovations, Inc.
(a) (b)
............. 107,439 1,536,378
SI-BONE, Inc.
(a) (b)
..................... 975,128 19,229,524
Sight Sciences, Inc.
(a) (b)
................. 1,052,262 8,344,438
STAAR Surgical Co.
(a) (b)
................. 1,259,383 29,079,153
Stereotaxis, Inc.
(a) (b)
................... 1,492,483 3,432,711
Tactile Systems Technology, Inc.
(a) (b)
........ 564,523 16,371,167
Tandem Diabetes Care, Inc.
(a) (b)
........... 1,710,251 37,591,317
TransMedics Group, Inc.
(a) (b)
.............. 848,015 103,161,025
Treace Medical Concepts, Inc.
(a) (b)
.......... 1,224,097 2,999,038
UFP Technologies, Inc.
(a) (b)
............... 189,391 42,050,484
Utah Medical Products, Inc. .............. 58,058 3,248,926
Varex Imaging Corp.
(b)
................. 1,048,973 12,220,535
1,988,505,457
Health Care Providers & Services — 3.2%
Accendra Health, Inc.
(a) (b)
................ 1,922,591 5,383,255
AdaptHealth Corp.
(a) (b)
.................. 2,592,366 25,819,965
Addus HomeCare Corp.
(a) (b)
.............. 454,666 48,826,582
agilon health, Inc.
(a) (b)
.................. 7,826,851 5,390,352
AirSculpt Technologies, Inc.
(a) (b)
........... 436,773 864,810
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Alignment Healthcare, Inc.
(b)
............. 4,277,378 $ 84,478,215
AMN Healthcare Services, Inc.
(b)
........... 957,121 15,084,227
Ardent Health, Inc.
(a) (b)
.................. 588,247 5,194,221
Astrana Health, Inc.
(a) (b)
................. 1,028,478 25,516,539
Aveanna Healthcare Holdings, Inc.
(b)
........ 1,751,004 14,305,703
BrightSpring Health Services, Inc.
(a) (b)
....... 2,819,273 105,581,774
Brookdale Senior Living, Inc.
(a) (b)
........... 5,866,628 63,300,916
Castle Biosciences, Inc.
(b)
............... 719,618 27,993,140
Clover Health Investments Corp. , Class A
(a) (b)
.. 10,336,210 24,290,093
Community Health Systems, Inc.
(a) (b)
........ 3,272,839 10,211,258
Concentra Group Holdings Parent, Inc. ...... 2,920,018 57,465,954
CorVel Corp.
(b)
....................... 722,861 48,916,004
Cross Country Healthcare, Inc.
(a) (b)
......... 771,128 6,246,137
DocGo, Inc.
(a) (b)
...................... 2,372,234 2,082,347
Enhabit, Inc.
(a) (b)
...................... 1,257,465 11,593,827
Ensign Group, Inc. (The)
(a)
............... 1,419,217 247,227,601
Fulgent Genetics, Inc.
(a) (b)
............... 522,092 13,715,357
GeneDx Holdings Corp. , Class A
(a) (b)
........ 480,893 62,544,944
Guardant Health, Inc.
(b)
................. 3,067,583 313,322,928
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 559,663 16,840,260
HealthEquity, Inc.
(b)
.................... 2,157,584 197,656,270
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 5,175,565 168,050,596
Innovage Holding Corp.
(a) (b)
.............. 490,817 2,547,340
Joint Corp. (The)
(a) (b)
................... 339,436 2,959,882
LifeStance Health Group, Inc.
(a) (b)
.......... 4,182,115 29,442,090
Nano-X Imaging Ltd.
(a) (b)
................ 1,624,753 4,549,308
National HealthCare Corp. ............... 322,173 44,166,697
National Research Corp. ................ 304,831 5,721,678
NeoGenomics, Inc.
(a) (b)
................. 3,266,160 38,410,042
Nutex Health, Inc.
(a) (b)
.................. 87,325 14,375,441
Omada Health, Inc.
(b)
.................. 220,459 3,478,843
Oncology Institute, Inc. (The)
(a) (b)
........... 1,691,163 6,020,540
OPKO Health, Inc.
(a) (b)
.................. 10,439,354 13,153,586
Option Care Health, Inc.
(a) (b)
.............. 4,041,797 128,771,652
PACS Group, Inc.
(a) (b)
.................. 1,117,101 42,885,507
Pediatrix Medical Group, Inc.
(a) (b)
........... 2,189,865 46,841,212
Pennant Group, Inc. (The)
(b)
.............. 856,537 24,111,517
Privia Health Group, Inc.
(a) (b)
.............. 2,928,353 69,431,250
Progyny, Inc.
(a) (b)
..................... 1,892,120 48,589,642
RadNet, Inc.
(a) (b)
...................... 1,725,662 123,125,984
SBC Medical Group Holdings, Inc.
(a) (b)
....... 214,746 925,555
Select Medical Holdings Corp. ............ 2,743,559 40,741,851
Sonida Senior Living, Inc.
(a) (b)
............. 135,274 4,411,285
Strata Critical Medical, Inc. , Class A
(a) (b)
...... 1,718,253 8,264,797
Surgery Partners, Inc.
(a) (b)
............... 1,946,737 30,077,087
Talkspace, Inc.
(a) (b)
.................... 3,658,137 13,279,037
US Physical Therapy, Inc. ............... 378,285 29,540,276
Viemed Healthcare, Inc.
(b)
............... 835,878 6,210,574
2,389,935,948
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 4,297,937 202,260,915
CareTrust REIT, Inc. ................... 5,686,291 205,616,283
Community Healthcare Trust, Inc. .......... 704,141 11,561,995
Diversified Healthcare Trust .............. 5,653,604 27,419,979
Global Medical REIT, Inc.
(a)
.............. 330,835 11,162,359
LTC Properties, Inc. ................... 1,142,123 39,266,189
National Health Investors, Inc. ............ 1,187,738 90,707,551
Sabra Health Care REIT, Inc. ............. 6,062,020 114,814,659
Sila Realty Trust, Inc. .................. 1,410,625 32,881,669
Strawberry Fields REIT, Inc. ............. 190,960 2,501,576
Universal Health Realty Income Trust ....... 331,220 12,987,136
751,180,311

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.3%
Claritev Corp.
(a) (b)
..................... 197,376 $ 8,437,824
Definitive Healthcare Corp. , Class A
(a) (b)
...... 820,807 2,355,716
Evolent Health, Inc. , Class A
(a) (b)
........... 2,955,042 11,820,168
Health Catalyst, Inc.
(a) (b)
................. 1,737,135 4,151,753
HealthStream, Inc. .................... 593,526 13,692,645
HeartFlow, Inc.
(a) (b)
.................... 463,759 13,518,575
LifeMD, Inc.
(a) (b)
...................... 1,001,483 3,415,057
OptimizeRx Corp.
(a) (b)
.................. 408,967 5,013,935
Phreesia, Inc.
(a) (b)
..................... 1,443,459 24,423,326
Schrodinger, Inc.
(a) (b)
................... 1,423,453 25,451,340
Simulations Plus, Inc.
(b)
................. 421,312 7,680,518
Teladoc Health, Inc.
(a) (b)
................. 4,523,608 31,665,256
TruBridge, Inc.
(a) (b)
.................... 253,547 5,595,782
Waystar Holding Corp.
(a) (b)
............... 2,785,004 91,208,881
248,430,776
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. .............. 5,846,007 69,275,183
Braemar Hotels & Resorts, Inc. ........... 1,479,602 4,246,458
Chatham Lodging Trust ................. 1,241,617 8,455,412
DiamondRock Hospitality Co. ............. 5,337,719 47,825,962
Pebblebrook Hotel Trust
(a)
............... 3,042,780 34,444,269
RLJ Lodging Trust .................... 3,667,646 27,323,963
Ryman Hospitality Properties, Inc. ......... 1,568,685 148,428,975
Service Properties Trust ................ 4,049,619 7,451,299
Summit Hotel Properties, Inc. ............. 2,808,942 13,679,547
Sunstone Hotel Investors, Inc. ............ 4,706,012 42,071,747
Xenia Hotels & Resorts, Inc. ............. 2,466,677 34,878,813
438,081,628
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc. , Class A
(b)
........ 1,287,461 14,689,930
Bally's Corp.
(a) (b)
...................... 222,804 3,680,722
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 16,980 5,644,661
BJ's Restaurants, Inc.
(b)
................. 516,563 20,352,582
Black Rock Coffee Bar, Inc. , Class A
(a) (b)
...... 331,026 7,365,328
Bloomin' Brands, Inc. .................. 2,146,663 13,244,911
Brightstar Lottery plc .................. 2,662,974 41,222,837
Brinker International, Inc.
(a) (b)
............. 1,119,233 160,632,320
Cheesecake Factory, Inc. (The)
(a)
.......... 1,178,110 59,470,993
Cracker Barrel Old Country Store, Inc.
(a)
..... 563,629 14,316,177
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 700,479 11,354,765
Denny's Corp.
(a) (b)
..................... 1,278,104 7,949,807
Dine Brands Global, Inc.
(a)
............... 388,641 12,490,922
El Pollo Loco Holdings, Inc.
(b)
............. 689,964 7,217,023
First Watch Restaurant Group, Inc.
(a) (b)
....... 1,367,598 20,623,378
Genius Sports Ltd.
(a) (b)
.................. 5,537,356 61,021,663
Global Business Travel Group I
(a) (b)
......... 3,262,061 24,954,767
Golden Entertainment, Inc. .............. 485,999 13,214,313
Hilton Grand Vacations, Inc.
(a) (b)
........... 1,541,111 68,964,717
Inspired Entertainment, Inc.
(a) (b)
............ 647,630 6,061,817
Jack in the Box, Inc. ................... 452,143 8,568,110
Krispy Kreme, Inc.
(a)
................... 1,942,388 7,808,400
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 159,926 8,368,927
Life Time Group Holdings, Inc.
(a) (b)
.......... 3,818,055 101,483,902
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 972,483 14,023,205
Marriott Vacations Worldwide Corp. ......... 710,065 40,963,650
Monarch Casino & Resort, Inc.
(a)
........... 319,313 30,558,254
Nathan's Famous, Inc. ................. 68,557 6,414,878
Navan, Inc. , Class A
(b)
.................. 916,352 15,651,292
Papa John's International, Inc. ............ 826,176 31,799,514
Portillo's, Inc. , Class A
(a) (b)
............... 1,675,380 7,606,225
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 534,028 17,986,063
RCI Hospitality Holdings, Inc. ............. 214,133 5,104,931
Red Rock Resorts, Inc. , Class A ........... 1,239,003 76,756,236
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 2,316,390 $ 45,007,458
Sabre Corp.
(a) (b)
...................... 9,308,854 12,660,041
Serve Robotics, Inc.
(a) (b)
................. 1,592,536 16,530,524
Shake Shack, Inc. , Class A
(a) (b)
............ 980,739 79,606,585
Six Flags Entertainment Corp.
(a) (b)
.......... 2,422,967 37,168,314
Super Group SGHC Ltd.
(a)
............... 4,037,849 48,252,295
Sweetgreen, Inc. , Class A
(a) (b)
............. 2,638,599 17,836,929
Target Hospitality Corp.
(a) (b)
.............. 837,861 6,711,267
United Parks & Resorts, Inc.
(a) (b)
........... 689,060 25,012,878
Xponential Fitness, Inc. , Class A
(a) (b)
........ 692,934 5,702,847
1,242,056,358
Household Durables — 1.7%
Bassett Furniture Industries, Inc. .......... 162,151 2,717,651
Beazer Homes USA, Inc.
(a) (b)
............. 706,469 14,320,127
Cavco Industries, Inc.
(b)
................. 195,741 115,632,038
Century Communities, Inc. .............. 657,965 39,050,223
Champion Homes, Inc.
(a) (b)
............... 1,427,413 120,616,399
Cricut, Inc. , Class A ................... 1,281,814 6,344,979
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 744,374 12,728,795
Ethan Allen Interiors, Inc. ............... 577,270 13,184,847
Flexsteel Industries, Inc. ................ 89,370 3,529,221
Green Brick Partners, Inc.
(a) (b)
............. 781,049 48,940,530
Hamilton Beach Brands Holding Co. , Class A .. 187,004 3,076,216
Helen of Troy Ltd.
(a) (b)
.................. 585,884 12,450,035
Hovnanian Enterprises, Inc. , Class A
(b)
....... 119,754 11,680,805
Installed Building Products, Inc.
(a)
.......... 586,336 152,089,695
KB Home .......................... 1,599,667 90,237,216
La-Z-Boy, Inc. ....................... 1,052,891 39,241,248
Legacy Housing Corp.
(a) (b)
............... 189,952 3,707,863
Leggett & Platt, Inc. ................... 3,378,056 37,158,616
LGI Homes, Inc.
(a) (b)
................... 515,019 22,125,216
Lovesac Co. (The)
(a) (b)
.................. 341,624 5,038,954
M/I Homes, Inc.
(a) (b)
.................... 659,696 84,408,103
Meritage Homes Corp. ................. 1,753,935 115,408,923
Sonos, Inc.
(a) (b)
....................... 3,041,670 53,411,725
Taylor Morrison Home Corp.
(a) (b)
........... 2,431,066 143,116,855
Traeger, Inc.
(b)
....................... 840,921 908,195
TRI Pointe Homes, Inc.
(a) (b)
.............. 2,122,888 66,807,285
1,217,931,760
Household Products — 0.3%
Central Garden & Pet Co.
(b)
.............. 257,313 8,272,613
Central Garden & Pet Co. , Class A, NVS
(a) (b)
... 1,232,485 35,976,237
Energizer Holdings, Inc. ................ 1,578,433 31,395,032
Oil-Dri Corp. of America ................ 250,074 12,238,622
Spectrum Brands Holdings, Inc. ........... 609,951 36,035,905
WD-40 Co. ......................... 340,712 67,086,193
191,004,602
Independent Power and Renewable Electricity Producers — 0.3%
(a)
Hallador Energy Co.
(b)
.................. 787,028 14,985,013
Montauk Renewables, Inc.
(b)
............. 1,621,849 2,708,488
Ormat Technologies, Inc. ................ 1,548,448 171,057,051
188,750,552
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
........ 592,406 21,255,527
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,413,117 7,828,668
Innovative Industrial Properties, Inc. ........ 712,167 33,728,229
LXP Industrial Trust ................... 1,494,171 74,080,998
One Liberty Properties, Inc. .............. 458,717 9,307,368
Plymouth Industrial REIT, Inc. ............ 1,071,350 23,441,138

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Terreno Realty Corp. .................. 2,596,118 $ 152,418,088
300,804,489
Insurance — 2.0%
Abacus Global Management, Inc.
(a)
......... 1,045,769 8,941,325
American Coastal Insurance Corp. ......... 689,454 8,707,804
American Integrity Insurance Group, Inc.
(b)
.... 194,089 4,042,874
AMERISAFE, Inc. .................... 472,233 18,138,469
Aspen Insurance Holdings Ltd. , Class A
(a) (b)
... 410,360 15,224,356
Ategrity Specialty Holdings LLC
(b)
.......... 168,678 3,543,925
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
1,803,479 43,337,600
Bowhead Specialty Holdings, Inc.
(a) (b)
........ 434,698 12,406,281
Citizens, Inc. , Class A
(a) (b)
............... 1,171,435 5,658,031
CNO Financial Group, Inc. ............... 2,495,165 105,969,658
Crawford & Co. , Class A, NVS ............ 496,080 5,580,900
Donegal Group, Inc. , Class A ............. 448,868 8,968,383
eHealth, Inc.
(a) (b)
...................... 709,504 3,263,718
Employers Holdings, Inc. ................ 579,550 25,019,173
F&G Annuities & Life, Inc. ............... 855,216 26,383,414
Fidelis Insurance Holdings Ltd. ............ 1,494,966 29,256,485
Genworth Financial, Inc. , Class A
(b)
......... 9,780,476 88,317,698
GoHealth, Inc. , Class A
(a) (b)
.............. 124,475 267,621
Goosehead Insurance, Inc. , Class A ........ 599,309 44,139,108
Greenlight Capital Re Ltd. , Class A
(b)
........ 735,681 10,726,229
Hamilton Insurance Group Ltd. , Class B
(a) (b)
... 1,180,456 32,934,722
HCI Group, Inc. ...................... 273,880 52,500,057
Heritage Insurance Holdings, Inc.
(b)
......... 625,758 18,309,679
Hippo Holdings, Inc.
(b)
.................. 452,733 13,618,209
Horace Mann Educators Corp. ............ 1,061,182 49,005,385
Investors Title Co.
(a)
................... 36,817 9,190,996
James River Group Holdings, Inc. .......... 986,885 6,276,589
Kestrel Group Ltd.
(a)
................... 65,092 666,542
Kingstone Cos., Inc.
(a)
.................. 302,379 5,089,039
Kingsway Financial Services, Inc.
(a) (b)
........ 519,245 6,983,845
Lemonade, Inc.
(a) (b)
.................... 1,531,139 108,986,474
MBIA, Inc.
(b)
........................ 1,181,586 8,460,156
Mercury General Corp. ................. 692,327 65,120,278
NI Holdings, Inc.
(a) (b)
................... 200,051 2,660,678
Octave Specialty Group, Inc.
(a) (b)
........... 1,131,103 8,799,981
Oscar Health, Inc. , Class A
(a) (b)
............ 4,998,536 71,828,962
Palomar Holdings, Inc.
(b)
................ 666,900 89,871,444
ProAssurance Corp.
(a) (b)
................. 1,296,879 31,332,597
Root, Inc. , Class A
(a) (b)
.................. 310,471 22,425,320
Safety Insurance Group, Inc. ............. 376,604 29,341,218
Selective Insurance Group, Inc. ........... 1,551,842 129,842,620
Selectquote, Inc.
(b)
.................... 3,548,699 5,003,666
SiriusPoint Ltd.
(a) (b)
.................... 1,947,197 42,624,142
Skyward Specialty Insurance Group, Inc.
(b)
.... 912,916 46,659,137
Slide Insurance Holdings, Inc.
(b)
........... 689,958 13,440,382
Stewart Information Services Corp. ......... 707,901 49,737,124
Tiptree, Inc. ........................ 620,357 11,333,922
Trupanion, Inc.
(a) (b)
.................... 953,407 35,628,820
United Fire Group, Inc. ................. 546,264 19,856,696
Universal Insurance Holdings, Inc. ......... 665,751 22,502,384
1,477,924,116
Interactive Media & Services — 0.5%
Angi, Inc.
(a) (b)
........................ 927,357 11,990,726
Arena Group Holdings, Inc. (The)
(a) (b)
........ 318,150 1,272,600
Bumble, Inc. , Class A
(a) (b)
................ 1,859,065 6,636,862
Cargurus, Inc. , Class A
(a) (b)
............... 2,087,244 80,045,807
Cars.com, Inc.
(a) (b)
.................... 1,382,069 16,861,242
EverQuote, Inc. , Class A
(a) (b)
.............. 732,879 19,787,733
fuboTV, Inc.
(a) (b)
...................... 8,449,275 21,292,173
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 2,743,628 3,676,462
Security
Shares
Shares Value
Interactive Media & Services (continued)
Grindr, Inc.
(a) (b)
....................... 825,100 $ 11,171,854
MediaAlpha, Inc. , Class A
(b)
.............. 847,610 10,976,550
Nextdoor Holdings, Inc. , Class A
(b)
......... 5,538,415 11,630,671
QuinStreet, Inc.
(a) (b)
.................... 1,394,565 20,039,899
Rumble, Inc. , Class A
(a) (b)
................ 2,698,883 17,056,941
Shutterstock, Inc. ..................... 618,282 11,809,186
Teads Holding Co.
(a) (b)
.................. 979,402 689,401
Travelzoo
(a) (b)
........................ 138,049 982,909
TripAdvisor, Inc.
(a) (b)
................... 2,891,787 42,104,419
TrueCar, Inc.
(a) (b)
...................... 1,997,831 4,515,098
Webtoon Entertainment, Inc.
(a) (b)
........... 457,834 5,965,577
Yelp, Inc.
(b)
......................... 1,528,865 46,462,207
Ziff Davis, Inc.
(a) (b)
..................... 1,035,987 36,414,943
ZipRecruiter, Inc. , Class A
(a) (b)
............. 1,624,128 6,334,099
387,717,359
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 6,012,428 147,424,735
ASGN, Inc.
(b)
........................ 1,079,648 52,006,644
Backblaze, Inc. , Class A
(b)
............... 1,382,826 6,443,969
BigBear.ai Holdings, Inc.
(a) (b)
.............. 10,971,611 59,246,699
Commerce.com, Inc.
(a) (b)
................ 1,728,787 7,122,603
Crexendo, Inc.
(b)
..................... 404,796 2,619,030
CSP, Inc. .......................... 167,518 2,093,975
DigitalOcean Holdings, Inc.
(a) (b)
............ 1,729,598 83,228,256
Fastly, Inc. , Class A
(a) (b)
................. 3,532,457 35,960,412
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
.... 1,718,205 15,515,391
Hackett Group, Inc. (The) ............... 619,220 12,155,289
Information Services Group, Inc. ........... 1,012,672 5,853,244
Rackspace Technology, Inc.
(a) (b)
........... 2,166,424 2,103,381
TSS, Inc.
(a) (b)
........................ 546,067 3,860,694
Tucows, Inc. , Class A
(a) (b)
................ 168,135 3,769,587
Unisys Corp.
(b)
....................... 1,810,732 4,997,620
VTEX , Class A
(a) (b)
.................... 1,402,557 5,273,614
Whitefiber, Inc.
(a) (b)
.................... 275,654 4,355,333
454,030,476
Leisure Products — 0.4%
Acushnet Holdings Corp.
(a)
.............. 694,771 55,456,621
American Outdoor Brands, Inc.
(a) (b)
......... 267,199 2,065,448
Clarus Corp. ........................ 647,880 2,170,398
Escalade, Inc. ....................... 245,574 3,312,793
Funko, Inc. , Class A
(a) (b)
................. 1,013,777 3,446,842
JAKKS Pacific, Inc. ................... 245,211 4,139,162
Johnson Outdoors, Inc. , Class A ........... 138,585 5,882,933
Latham Group, Inc.
(a) (b)
................. 1,151,915 7,314,660
Malibu Boats, Inc. , Class A
(a) (b)
............ 466,010 13,146,142
Marine Products Corp. ................. 185,570 1,625,593
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 396,694 7,501,484
Peloton Interactive, Inc. , Class A
(a) (b)
........ 9,973,677 61,437,850
Polaris, Inc. ......................... 1,349,431 85,351,511
Smith & Wesson Brands, Inc. ............. 1,128,610 11,139,381
Sturm Ruger & Co., Inc. ................ 355,909 11,620,429
Topgolf Callaway Brands Corp.
(a) (b)
......... 3,331,983 38,884,242
314,495,489
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc. , Class A
(a) (b)
........... 2,786,851 45,453,540
Adaptive Biotechnologies Corp.
(a) (b)
......... 3,781,934 61,418,608
Alpha Teknova, Inc.
(a) (b)
................. 264,375 1,004,625
Azenta, Inc.
(a) (b)
...................... 1,038,911 34,554,180
BioLife Solutions, Inc.
(a) (b)
................ 1,029,589 24,895,462
Codexis, Inc.
(a) (b)
..................... 2,112,353 3,443,135
CryoPort, Inc.
(b)
...................... 1,220,833 11,719,997
Cytek Biosciences, Inc.
(a) (b)
.............. 2,998,373 15,141,784
Fortrea Holdings, Inc.
(b)
................. 2,316,682 39,962,765

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 1,037,636 $ 8,622,755
Lifecore Biomedical, Inc.
(a) (b)
.............. 685,771 5,609,607
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
2,762,118 8,976,883
MaxCyte, Inc.
(b)
...................... 2,609,403 4,044,575
Mesa Laboratories, Inc. ................ 131,832 10,348,812
Niagen Bioscience, Inc.
(b)
............... 1,325,194 8,428,234
OmniAb, Inc.
(a) (b)
..................... 2,599,714 4,809,471
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
..... 7,027,920 13,142,210
Personalis, Inc.
(a) (b)
.................... 1,292,178 10,285,737
Quanterix Corp.
(a) (b)
................... 1,112,370 7,074,673
Quantum-Si, Inc. , Class A
(a) (b)
............. 4,032,179 4,435,397
Standard BioTools, Inc.
(a) (b)
............... 7,731,402 9,896,195
333,268,647
Machinery — 3.8%
3D Systems Corp.
(a) (b)
.................. 3,180,803 5,630,021
Aebi Schmidt Holding AG
(a)
.............. 927,120 11,728,068
AirJoule Technologies Corp.
(a) (b)
........... 510,107 2,009,822
Alamo Group, Inc. .................... 258,841 43,451,639
Albany International Corp. , Class A ......... 745,439 37,793,757
Alliance Laundry Holdings, Inc.
(a) (b)
......... 1,036,769 21,098,249
Astec Industries, Inc. .................. 577,735 25,027,480
Atmus Filtration Technologies, Inc.
(a)
........ 2,107,207 109,385,115
Blue Bird Corp.
(a) (b)
.................... 799,330 37,568,510
CECO Environmental Corp.
(a) (b)
........... 745,572 44,622,484
Chart Industries, Inc.
(b)
................. 1,142,666 235,652,009
Columbus McKinnon Corp. .............. 723,948 12,488,103
Douglas Dynamics, Inc. ................ 566,864 18,508,110
Eastern Co. (The) .................... 130,267 2,564,957
Energy Recovery, Inc.
(b)
................ 1,291,790 17,426,247
Enerpac Tool Group Corp. , Class A ......... 1,329,704 50,847,881
Enpro, Inc.
(a)
........................ 533,352 114,206,664
ESCO Technologies, Inc. ............... 655,922 128,160,600
Federal Signal Corp.
(a)
................. 1,516,851 164,714,850
Franklin Electric Co., Inc. ............... 971,013 92,760,872
Gencor Industries, Inc.
(a) (b)
............... 226,314 2,933,030
Gorman-Rupp Co. (The) ................ 517,038 24,688,565
Graham Corp.
(a) (b)
..................... 262,914 16,886,966
Greenbrier Cos., Inc. (The) .............. 769,863 35,983,397
Helios Technologies, Inc. ................ 837,345 44,789,584
Hillenbrand, Inc. ..................... 1,778,420 56,411,482
Hillman Solutions Corp.
(a) (b)
.............. 5,002,924 43,325,322
Hyster-Yale, Inc. , Class A ............... 307,095 9,123,793
JBT Marel Corp.
(a)
.................... 1,319,348 198,786,163
Kadant, Inc.
(a)
....................... 297,069 84,670,606
Kennametal, Inc. ..................... 1,924,385 54,671,778
L B Foster Co. , Class A
(b)
................ 251,216 6,770,271
Lindsay Corp. ....................... 271,955 32,055,336
Luxfer Holdings plc ................... 655,762 8,872,460
Manitowoc Co., Inc. (The)
(a) (b)
............. 884,319 10,602,985
Mayville Engineering Co., Inc.
(a) (b)
.......... 336,915 6,307,049
Microvast Holdings, Inc.
(a) (b)
.............. 4,997,763 13,993,736
Miller Industries, Inc. .................. 277,167 10,357,731
Mueller Water Products, Inc. , Class A ....... 3,925,334 93,501,456
Omega Flex, Inc. ..................... 77,164 2,271,708
Palladyne AI Corp.
(a) (b)
.................. 745,138 3,174,288
Park-Ohio Holdings Corp. ............... 243,168 5,091,938
Proto Labs, Inc.
(a) (b)
.................... 601,350 30,422,297
REV Group, Inc. ..................... 1,230,647 74,835,644
Richtech Robotics, Inc. , Class B
(a) (b)
........ 3,847,441 12,427,234
SPX Technologies, Inc.
(b)
................ 1,218,957 243,864,537
Standex International Corp. .............. 302,037 65,626,599
Tennant Co. ........................ 457,350 33,706,695
Security
Shares
Shares Value
Machinery (continued)
Terex Corp.
(a)
....................... 1,637,918 $ 87,432,063
Titan International, Inc.
(b)
................ 1,244,587 9,745,116
Trinity Industries, Inc. .................. 2,030,893 53,696,811
Wabash National Corp. ................. 1,010,339 8,739,432
Watts Water Technologies, Inc. , Class A
(a)
.... 694,463 191,685,677
Worthington Enterprises, Inc. ............. 794,930 40,994,540
2,794,091,727
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(a) (b)
........ 219,847 3,387,842
Costamare, Inc. ...................... 1,138,776 17,981,273
Genco Shipping & Trading Ltd. ............ 800,572 14,754,542
Himalaya Shipping Ltd.
(a)
................ 696,824 6,341,098
Matson, Inc. ........................ 797,726 98,559,047
Pangaea Logistics Solutions Ltd. .......... 749,080 5,153,671
Safe Bulkers, Inc. .................... 1,348,069 6,497,693
152,675,166
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 2,437,576 2,145,067
AMC Networks, Inc. , Class A
(b)
............ 824,369 7,847,993
Boston Omaha Corp. , Class A
(a) (b)
.......... 545,815 6,751,732
Cable One, Inc. ...................... 130,571 14,734,937
EchoStar Corp. , Class A
(a) (b)
.............. 3,425,644 372,367,503
Emerald Holding, Inc. .................. 384,642 1,719,350
Entravision Communications Corp. , Class A ... 1,549,549 4,540,179
EW Scripps Co. (The) , Class A
(a) (b)
......... 1,646,706 6,570,357
Gambling.com Group Ltd.
(a) (b)
............. 471,513 2,574,461
Gray Media, Inc. ..................... 2,276,941 11,020,395
Ibotta, Inc. , Class A
(a) (b)
................. 348,811 7,928,474
iHeartMedia, Inc. , Class A
(b)
.............. 3,067,129 12,759,257
John Wiley & Sons, Inc. , Class A .......... 1,026,753 31,449,444
Magnite, Inc.
(a) (b)
...................... 3,550,669 57,627,358
National CineMedia, Inc.
(a)
............... 1,684,729 6,553,596
Newsmax, Inc.
(a) (b)
.................... 1,166,911 9,020,222
Nexxen International Ltd.
(a) (b)
............. 892,997 5,840,200
Optimum Communications, Inc. , Class A
(a) (b)
... 6,617,791 10,919,355
PubMatic, Inc. , Class A
(a) (b)
............... 966,052 8,568,881
Scholastic Corp. ..................... 520,102 15,410,622
Sinclair, Inc. , Class A .................. 995,148 15,225,764
Stagwell, Inc. , Class A
(a) (b)
............... 2,885,182 14,108,540
TechTarget, Inc.
(a) (b)
................... 717,083 3,872,248
TEGNA, Inc. ........................ 4,085,977 79,308,814
Thryv Holdings, Inc.
(b)
.................. 963,408 5,828,618
USA TODAY Co., Inc.
(a) (b)
................ 3,601,460 18,547,519
733,240,886
Metals & Mining — 2.4%
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 296,771 59,318,587
American Battery Technology Co.
(a) (b)
........ 2,818,031 9,412,224
Caledonia Mining Corp. plc .............. 413,646 10,825,116
Century Aluminum Co.
(a) (b)
............... 1,341,776 52,570,784
Coeur Mining, Inc.
(b)
................... 16,179,974 288,488,936
Commercial Metals Co. ................. 2,823,490 195,441,978
Compass Minerals International, Inc.
(b)
....... 871,902 17,124,155
Constellium SE , Class A
(a) (b)
.............. 3,482,146 65,638,452
Contango ORE, Inc.
(a) (b)
................. 271,222 7,162,973
Critical Metals Corp.
(a) (b)
................. 1,127,669 7,826,023
Dakota Gold Corp.
(a) (b)
.................. 2,258,819 12,830,092
Ferroglobe plc ....................... 3,056,934 14,184,174
Friedman Industries, Inc. ................ 150,007 3,073,643
Hecla Mining Co.
(a)
.................... 16,063,144 308,251,733
Idaho Strategic Resources, Inc.
(a) (b)
......... 358,603 14,451,701
Ivanhoe Electric, Inc.
(a) (b)
................ 2,679,840 42,823,843
Kaiser Aluminum Corp. ................. 407,188 46,769,614
Lifezone Metals Ltd.
(a) (b)
................. 730,905 3,120,964

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Materion Corp.
(a)
..................... 522,488 $ 64,955,708
Metallus, Inc.
(a) (b)
..................... 930,900 15,974,244
NioCorp Developments Ltd.
(a) (b)
........... 2,669,078 14,146,113
Novagold Resources, Inc.
(a) (b)
............. 7,662,472 71,414,239
Olympic Steel, Inc. .................... 255,544 10,933,450
Perpetua Resources Corp.
(a) (b)
............ 2,146,693 51,971,438
Ramaco Resources, Inc. , Class A
(b)
......... 1,035,588 18,640,584
Ryerson Holding Corp. ................. 687,338 17,293,424
SSR Mining, Inc.
(a) (b)
................... 5,149,944 112,886,773
SunCoke Energy, Inc. .................. 2,158,262 15,539,486
Tredegar Corp.
(b)
..................... 653,635 4,693,099
United States Antimony Corp.
(a) (b)
.......... 2,967,539 14,897,046
US Gold Corp.
(a) (b)
.................... 307,065 5,960,132
USA Rare Earth, Inc.
(a) (b)
................ 2,206,982 26,263,086
Vox Royalty Corp. .................... 1,399,011 6,631,312
Warrior Met Coal, Inc. .................. 1,317,696 116,181,256
Worthington Steel, Inc. ................. 836,114 28,946,267
1,756,642,649
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(a) (b)
....... 151,106 3,224,602
Adamas Trust, Inc. .................... 2,150,443 15,698,234
Advanced Flower Capital, Inc. ............ 478,632 1,364,101
Angel Oak Mortgage REIT, Inc. ........... 321,941 2,771,912
Apollo Commercial Real Estate Finance, Inc. .. 3,563,429 34,493,993
Arbor Realty Trust, Inc. ................. 4,031,279 31,282,725
Ares Commercial Real Estate Corp. ........ 1,377,646 6,585,148
ARMOUR Residential REIT, Inc. ........... 2,842,595 50,285,506
Blackstone Mortgage Trust, Inc. , Class A ..... 4,084,330 78,133,233
BrightSpire Capital, Inc. , Class A .......... 3,328,071 18,637,198
Chicago Atlantic Real Estate Finance, Inc. .... 444,385 5,448,160
Chimera Investment Corp. ............... 2,124,400 26,406,292
Claros Mortgage Trust, Inc.
(b)
............. 2,368,792 7,248,504
Dynex Capital, Inc. .................... 3,652,351 51,169,437
Ellington Financial, Inc. ................. 2,417,256 32,826,336
Franklin BSP Realty Trust, Inc. ............ 2,091,652 20,979,270
Invesco Mortgage Capital, Inc. ............ 1,952,314 16,418,961
KKR Real Estate Finance Trust, Inc. ........ 1,442,059 11,853,725
Ladder Capital Corp. , Class A ............ 3,046,969 33,486,189
Lument Finance Trust, Inc. .............. 710,279 1,001,493
MFA Financial, Inc. .................... 2,692,920 25,071,085
Nexpoint Real Estate Finance, Inc. ......... 232,672 3,276,022
Orchid Island Capital, Inc. ............... 3,764,993 27,107,950
PennyMac Mortgage Investment Trust ....... 2,288,266 28,717,738
Ready Capital Corp. ................... 3,790,706 8,263,739
Redwood Trust, Inc. ................... 3,411,199 18,863,930
Rithm Property Trust, Inc. ............... 131,791 2,185,098
Seven Hills Realty Trust ................ 600,845 5,347,520
Sunrise Realty Trust, Inc. ............... 264,229 2,491,679
TPG Mortgage Investment Trust, Inc. ....... 786,255 6,698,893
TPG RE Finance Trust, Inc. .............. 1,824,415 15,708,213
Two Harbors Investment Corp. ............ 2,726,740 28,630,770
621,677,656
Multi-Utilities — 0.5%
Avista Corp. ........................ 2,045,546 78,835,343
Black Hills Corp. ..................... 1,865,958 129,534,804
Northwestern Energy Group, Inc. .......... 1,567,191 101,146,507
Unitil Corp. ......................... 427,307 20,698,751
330,215,405
Office REITs — 0.5%
Brandywine Realty Trust ................ 4,333,061 12,652,538
City Office REIT, Inc. .................. 1,020,610 7,134,064
COPT Defense Properties ............... 2,899,874 80,616,497
Douglas Emmett, Inc. .................. 3,216,345 35,347,632
Security
Shares
Shares Value
Office REITs (continued)
Easterly Government Properties, Inc. ....... 1,062,504 $ 22,514,460
Empire State Realty Trust, Inc. , Class A
(a)
..... 3,623,098 23,622,599
Franklin Street Properties Corp. ........... 2,306,083 2,181,093
Hudson Pacific Properties, Inc.
(b)
.......... 1,349,265 14,612,540
JBG SMITH Properties ................. 1,525,878 25,955,185
NET Lease Office Properties ............. 398,847 10,286,264
Peakstone Realty Trust , Class E .......... 964,780 13,844,593
Piedmont Realty Trust, Inc. , Class A ........ 3,197,925 26,670,694
Postal Realty Trust, Inc. , Class A .......... 584,829 9,439,140
SL Green Realty Corp. ................. 1,825,256 83,724,493
368,601,792
Oil, Gas & Consumable Fuels — 3.0%
Ardmore Shipping Corp. ................ 856,421 9,069,498
BKV Corp.
(b)
........................ 550,212 14,938,256
California Resources Corp. .............. 1,852,974 82,846,468
Calumet, Inc.
(a) (b)
..................... 1,742,646 34,626,376
Centrus Energy Corp. , Class A
(a) (b)
......... 425,160 103,211,842
Clean Energy Fuels Corp.
(b)
.............. 4,448,342 9,341,518
CNX Resources Corp.
(a) (b)
............... 3,299,418 121,319,600
Comstock Resources, Inc.
(b)
.............. 1,872,501 43,404,573
Core Natural Resources, Inc.
(a)
............ 1,288,931 114,083,283
Crescent Energy, Inc. , Class A
(a)
........... 5,948,617 49,908,897
CVR Energy, Inc.
(b)
.................... 784,980 19,969,891
Delek US Holdings, Inc. ................ 1,508,063 44,729,149
DHT Holdings, Inc. .................... 3,380,679 41,278,091
Diversified Energy Co. ................. 1,533,314 22,202,387
Dorian LPG Ltd. ...................... 936,516 22,794,799
Empire Petroleum Corp.
(a) (b)
.............. 335,398 1,019,610
Encore Energy Corp.
(a) (b)
................ 4,608,563 11,429,236
Energy Fuels, Inc.
(a) (b)
.................. 5,761,080 83,766,103
Epsilon Energy Ltd. ................... 379,109 1,759,066
Evolution Petroleum Corp. ............... 694,975 2,460,212
Excelerate Energy, Inc. , Class A
(a)
.......... 600,419 16,841,753
FLEX LNG Ltd. ...................... 768,289 19,168,811
FutureFuel Corp. ..................... 643,297 2,052,117
Gevo, Inc.
(a) (b)
....................... 5,805,338 11,610,676
Golar LNG Ltd. ...................... 2,454,836 91,344,448
Granite Ridge Resources, Inc. ............ 1,319,567 6,201,965
Green Plains, Inc.
(b)
................... 1,686,521 16,527,906
Gulfport Energy Corp.
(a) (b)
............... 400,146 83,226,367
HighPeak Energy, Inc.
(a)
................ 536,111 2,541,166
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 380,476 5,604,412
International Seaways, Inc. .............. 1,014,906 49,273,686
Kinetik Holdings, Inc. , Class A
(a)
........... 1,113,645 40,146,902
Kolibri Global Energy, Inc.
(a) (b)
............. 808,538 3,177,554
Kosmos Energy Ltd.
(a) (b)
................. 12,068,326 10,950,799
Lightbridge Corp.
(a) (b)
................... 665,446 8,411,237
Magnolia Oil & Gas Corp. , Class A ......... 4,587,023 100,409,934
Murphy Oil Corp. ..................... 3,442,604 107,581,375
NACCO Industries, Inc. , Class A ........... 93,598 4,590,046
Navigator Holdings Ltd.
(a)
............... 774,970 13,422,480
New Fortress Energy, Inc. , Class A
(a) (b)
....... 4,508,468 5,139,654
NextDecade Corp.
(a) (b)
.................. 3,422,110 18,034,520
NextNRG, Inc.
(a) (b)
.................... 703,723 1,020,398
Nordic American Tankers Ltd. ............ 5,132,987 17,657,475
Northern Oil & Gas, Inc. ................ 2,441,140 52,411,276
OPAL Fuels, Inc. , Class A
(a) (b)
............. 383,554 903,270
Par Pacific Holdings, Inc.
(a) (b)
............. 1,265,765 44,478,982
PBF Energy, Inc. , Class A ............... 2,119,541 57,481,952
Peabody Energy Corp.
(a)
................ 3,095,601 91,939,350
Prairie Operating Co.
(a) (b)
................ 654,170 1,105,547
PrimeEnergy Resources Corp.
(a) (b)
.......... 9,233 1,578,843
REX American Resources Corp.
(b)
......... 734,644 23,743,694
Riley Exploration Permian, Inc. ............ 352,541 9,307,082

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Sable Offshore Corp. , Class A
(a) (b)
.......... 1,902,363 $ 17,159,314
SandRidge Energy, Inc. ................ 924,758 13,344,258
Scorpio Tankers, Inc. .................. 1,138,364 57,863,042
SFL Corp. Ltd. ....................... 3,019,099 23,579,163
SM Energy Co. ...................... 2,917,462 54,556,539
Summit Midstream Corp.
(a) (b)
............. 227,296 6,064,257
Talos Energy, Inc.
(a) (b)
.................. 3,309,623 36,472,045
Teekay Corp. Ltd. .................... 1,378,174 12,444,911
Teekay Tankers Ltd. , Class A ............. 606,101 32,377,915
Uranium Energy Corp.
(a) (b)
............... 12,045,424 140,690,552
VAALCO Energy, Inc. .................. 2,632,365 9,581,809
Verde Clean Fuels, Inc.
(a) (b)
.............. 88,532 182,376
Vitesse Energy, Inc.
(a)
.................. 712,692 13,726,448
W&T Offshore, Inc.
(a)
.................. 2,583,711 4,211,449
World Kinect Corp. .................... 1,364,542 31,971,219
XCF Global, Inc. , Class A
(a) (b)
............. 557,282 152,138
2,206,421,967
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a) (b)
.............. 382,901 6,662,477
Magnera Corp.
(a) (b)
.................... 814,434 12,330,531
Sylvamo Corp. ...................... 874,768 42,120,079
61,113,087
Passenger Airlines — 0.5%
(b)
Allegiant Travel Co. ................... 366,204 31,226,215
Frontier Group Holdings, Inc.
(a)
............ 2,170,798 10,224,459
JetBlue Airways Corp.
(a)
................ 7,539,026 34,302,569
Joby Aviation, Inc. , Class A
(a)
............. 12,282,185 162,124,842
SkyWest, Inc.
(a)
...................... 1,027,108 103,131,914
Sun Country Airlines Holdings, Inc.
(a)
........ 1,322,693 19,033,552
360,043,551
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 2,877,617 3,999,888
Edgewell Personal Care Co. ............. 1,144,898 19,520,511
FitLife Brands, Inc.
(a) (b)
.................. 70,655 1,149,557
Herbalife Ltd.
(a) (b)
..................... 2,593,859 33,434,842
Honest Co., Inc. (The)
(a) (b)
............... 2,374,273 6,125,624
Interparfums, Inc. ..................... 461,945 39,186,794
Lifevantage Corp. .................... 256,155 1,577,915
Medifast, Inc.
(a) (b)
..................... 285,454 3,048,649
Nature's Sunshine Products, Inc.
(a) (b)
........ 424,095 9,151,970
Nu Skin Enterprises, Inc. , Class A .......... 1,249,636 12,021,498
Olaplex Holdings, Inc.
(a) (b)
............... 3,512,997 4,707,416
USANA Health Sciences, Inc.
(b)
........... 286,947 5,632,770
Waldencast plc , Class A
(a) (b)
.............. 952,914 1,791,478
141,348,912
Pharmaceuticals — 2.6%
Aardvark Therapeutics, Inc.
(a) (b)
............ 298,976 3,924,060
Aclaris Therapeutics, Inc.
(a) (b)
............. 2,341,443 7,047,743
Alumis, Inc.
(a) (b)
...................... 1,436,624 14,021,450
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 3,851,303 48,526,418
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 917,058 24,558,813
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 2,227,926 26,913,346
ANI Pharmaceuticals, Inc.
(a) (b)
............. 457,506 36,115,524
Aquestive Therapeutics, Inc.
(a) (b)
........... 2,616,154 16,900,355
Arvinas, Inc.
(a) (b)
...................... 1,659,210 19,678,231
Atea Pharmaceuticals, Inc.
(a) (b)
............ 1,821,259 6,501,895
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 2,255,170 48,598,913
Axsome Therapeutics, Inc.
(a) (b)
............ 1,036,291 189,268,188
BioAge Labs, Inc.
(b)
................... 602,826 7,975,388
Biote Corp. , Class A
(a) (b)
................. 712,229 1,851,795
Collegium Pharmaceutical, Inc.
(a) (b)
......... 794,738 36,796,369
CorMedix, Inc.
(a) (b)
.................... 1,870,090 21,749,147
Security
Shares
Shares Value
Pharmaceuticals (continued)
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 2,282,040 $ 106,228,962
Edgewise Therapeutics, Inc.
(a) (b)
........... 1,703,761 42,278,829
Enliven Therapeutics, Inc.
(a) (b)
............. 986,798 15,196,689
Esperion Therapeutics, Inc.
(a) (b)
............ 5,891,458 21,798,395
Eton Pharmaceuticals, Inc.
(a) (b)
............ 646,986 10,940,533
Evolus, Inc.
(a) (b)
...................... 1,308,878 8,704,039
EyePoint, Inc.
(b)
...................... 1,901,745 34,744,881
Fulcrum Therapeutics, Inc.
(a) (b)
............ 1,104,833 12,495,661
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 1,106,441 41,403,022
Harrow, Inc.
(a) (b)
...................... 796,677 39,037,173
Indivior plc
(a) (b)
....................... 3,064,703 109,961,544
Innoviva, Inc.
(a) (b)
..................... 1,573,284 31,449,947
Journey Medical Corp.
(a) (b)
............... 334,964 2,582,572
LB Pharmaceuticals, Inc.
(a) (b)
............. 438,735 9,766,241
LENZ Therapeutics, Inc.
(a) (b)
.............. 398,408 6,374,528
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 489,946 92,634,090
Liquidia Corp.
(a) (b)
..................... 1,623,853 56,006,690
Maze Therapeutics, Inc.
(a) (b)
.............. 538,637 22,315,731
MBX Biosciences, Inc.
(a) (b)
............... 714,505 22,535,488
MediWound Ltd.
(a) (b)
................... 220,210 4,065,077
Mind Medicine MindMed, Inc.
(a) (b)
.......... 2,366,304 31,684,811
Nuvation Bio, Inc. , Class A
(a) (b)
............ 6,111,690 54,760,742
Ocular Therapeutix, Inc.
(a) (b)
.............. 4,692,186 56,963,138
Omeros Corp.
(a) (b)
..................... 1,655,034 28,425,209
Pacira BioSciences, Inc.
(a) (b)
.............. 1,126,086 29,143,106
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 1,008,062 16,723,749
Phibro Animal Health Corp. , Class A ........ 516,900 19,311,384
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 1,245,226 76,817,992
Rapport Therapeutics, Inc.
(a) (b)
............ 711,443 21,585,181
Septerna, Inc.
(a) (b)
..................... 541,266 15,090,496
SIGA Technologies, Inc. ................ 1,033,690 6,315,846
Supernus Pharmaceuticals, Inc.
(b)
.......... 1,361,995 67,691,151
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 989,202 80,995,860
Terns Pharmaceuticals, Inc.
(a) (b)
........... 2,169,477 87,646,871
Theravance Biopharma, Inc.
(a) (b)
........... 967,713 18,105,910
Third Harmonic Bio, Inc.
(b) (d)
.............. 603,448 18,103
Trevi Therapeutics, Inc.
(a) (b)
.............. 2,297,286 28,762,021
Tvardi Therapeutics, Inc.
(b)
............... 167,748 721,316
WaVe Life Sciences Ltd.
(b)
............... 2,923,490 49,699,330
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 3,882,806 30,480,027
Zevra Therapeutics, Inc.
(a) (b)
.............. 1,392,432 12,476,191
1,934,366,161
Professional Services — 1.7%
Alight, Inc. , Class A ................... 10,958,966 21,369,984
Asure Software, Inc.
(a) (b)
................. 630,433 5,938,679
Barrett Business Services, Inc.
(a)
........... 620,861 22,481,377
BlackSky Technology, Inc. , Class A
(a) (b)
....... 800,334 15,006,262
CBIZ, Inc.
(a) (b)
........................ 1,243,222 62,720,550
Conduent, Inc.
(b)
..................... 4,057,222 7,789,866
CRA International, Inc. ................. 161,580 32,428,298
CSG Systems International, Inc. ........... 712,452 54,637,944
Exponent, Inc. ....................... 1,272,560 88,392,018
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 311,425 4,674,489
First Advantage Corp.
(a) (b)
............... 1,997,806 29,028,121
Forrester Research, Inc.
(a) (b)
.............. 301,188 2,445,646
Franklin Covey Co.
(a) (b)
................. 273,544 4,590,068
HireQuest, Inc. ...................... 109,404 1,149,836
Huron Consulting Group, Inc.
(a) (b)
.......... 430,568 74,449,513
IBEX Holdings Ltd.
(a) (b)
................. 261,599 9,987,850
ICF International, Inc. .................. 463,696 39,553,269
Innodata, Inc.
(a) (b)
..................... 779,506 39,715,831
Insperity, Inc. ........................ 914,716 35,417,803
Kelly Services, Inc. , Class A, NVS ......... 781,917 6,880,870
Kforce, Inc. ......................... 455,604 14,087,276

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Korn Ferry ......................... 1,333,841 $ 88,060,183
Legalzoom.com, Inc.
(b)
................. 3,209,449 31,869,829
Maximus, Inc. ....................... 1,433,129 123,707,695
Mistras Group, Inc.
(b)
.................. 330,077 4,175,474
Planet Labs PBC , Class A
(a) (b)
............. 6,026,649 118,845,518
RCM Technologies, Inc.
(a) (b)
.............. 111,494 2,279,495
Resolute Holdings Management, Inc.
(a) (b)
..... 107,718 22,236,227
Resources Connection, Inc. .............. 812,815 4,096,588
Skillsoft Corp. , Class A
(a) (b)
............... 104,252 969,544
Spire Global, Inc. , Class A
(a) (b)
............ 695,731 5,217,982
TIC Solutions, Inc.
(a) (b)
.................. 5,017,702 50,728,967
TriNet Group, Inc. .................... 757,476 44,789,556
TrueBlue, Inc.
(a) (b)
..................... 765,388 3,482,515
TTEC Holdings, Inc.
(b)
.................. 556,041 2,001,748
Upwork, Inc.
(a) (b)
...................... 3,111,797 61,675,816
Verra Mobility Corp. , Class A
(a) (b)
........... 4,065,400 91,105,614
Willdan Group, Inc.
(a) (b)
................. 356,695 36,975,004
1,264,963,305
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(b)
.......... 31,634 508,042
Anywhere Real Estate, Inc.
(a) (b)
............ 2,688,644 38,071,199
Compass, Inc. , Class A
(a) (b)
.............. 12,419,224 131,271,198
Cushman & Wakefield Ltd.
(a) (b)
............ 3,365,724 54,491,071
Douglas Elliman, Inc.
(a) (b)
................ 1,910,172 4,527,108
eXp World Holdings, Inc. ................ 2,276,700 20,604,135
Forestar Group, Inc.
(b)
.................. 501,097 12,342,019
FRP Holdings, Inc.
(a) (b)
.................. 287,240 6,546,200
Kennedy-Wilson Holdings, Inc. ............ 3,071,141 29,697,933
Marcus & Millichap, Inc. ................ 623,120 17,004,945
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 181,380 3,072,577
Newmark Group, Inc. , Class A
(a)
........... 3,787,712 65,678,926
RE/MAX Holdings, Inc. , Class A
(b)
.......... 481,815 3,656,976
Real Brokerage, Inc. (The)
(a) (b)
............ 3,324,387 12,134,012
RMR Group, Inc. (The) , Class A ........... 416,590 6,207,191
Seaport Entertainment Group, Inc.
(a) (b)
....... 178,006 3,519,179
St. Joe Co. (The) ..................... 970,699 57,630,400
Stratus Properties, Inc.
(b)
................ 162,988 3,941,050
Tejon Ranch Co.
(a) (b)
................... 535,815 8,449,802
Transcontinental Realty Investors, Inc.
(b)
..... 42,908 2,515,267
481,869,230
Residential REITs — 0.4%
Apartment Investment & Management Co. , Class
A ............................. 3,293,240 19,561,845
BRT Apartments Corp. ................. 287,353 4,224,089
Centerspace ........................ 424,344 28,312,231
Clipper Realty, Inc. .................... 336,129 1,284,013
Elme Communities .................... 2,267,565 39,455,631
Independence Realty Trust, Inc. ........... 6,105,341 106,721,361
NexPoint Residential Trust, Inc. ........... 570,857 17,182,796
UMH Properties, Inc. .................. 2,031,234 32,316,933
Veris Residential, Inc. .................. 1,930,375 28,723,980
277,782,879
Retail REITs — 1.2%
Acadia Realty Trust ................... 3,370,286 69,225,675
Alexander's, Inc. ..................... 55,349 12,062,761
CBL & Associates Properties, Inc. .......... 485,555 17,965,535
Curbline Properties Corp. ............... 2,470,545 57,341,350
FrontView REIT, Inc. ................... 494,212 7,294,569
Getty Realty Corp. .................... 1,363,325 37,314,205
InvenTrust Properties Corp. .............. 2,033,301 57,359,421
Kite Realty Group Trust ................. 5,614,326 134,575,394
Macerich Co. (The) ................... 6,495,255 119,902,407
NETSTREIT Corp. .................... 2,134,702 37,656,143
Security
Shares
Shares Value
Retail REITs (continued)
Phillips Edison & Co., Inc. ............... 3,231,778 $ 114,954,344
Saul Centers, Inc. .................... 291,937 9,204,774
SITE Centers Corp. ................... 1,338,958 8,596,110
Tanger, Inc. ......................... 2,841,746 94,829,064
Urban Edge Properties ................. 3,289,008 63,116,064
Whitestone REIT ..................... 1,175,025 16,321,097
857,718,913
Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc. , Class A
(a) (b)
........... 1,278,348 50,430,829
Aehr Test Systems
(a) (b)
.................. 722,563 14,588,547
Aeluma, Inc.
(a) (b)
...................... 320,120 5,496,460
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 632,110 12,522,099
Ambarella, Inc.
(a) (b)
.................... 1,026,528 72,719,244
Ambiq Micro, Inc.
(a) (b)
.................. 119,942 3,418,347
Atomera, Inc.
(a) (b)
..................... 772,556 1,707,349
Axcelis Technologies, Inc.
(a) (b)
............. 785,133 63,077,585
Blaize Holdings, Inc.
(a) (b)
................ 1,916,328 3,736,840
CEVA, Inc.
(a) (b)
....................... 582,622 12,538,025
Cohu, Inc.
(b)
........................ 1,148,077 26,715,752
Credo Technology Group Holding Ltd.
(b)
...... 3,872,588 557,226,687
Diodes, Inc.
(b)
....................... 1,162,487 57,357,109
FormFactor, Inc.
(b)
.................... 1,967,360 109,739,341
Ichor Holdings Ltd.
(a) (b)
.................. 858,177 15,816,202
Impinj, Inc.
(a) (b)
....................... 681,173 118,530,914
indie Semiconductor, Inc. , Class A
(a) (b)
....... 4,909,310 17,329,864
Kopin Corp.
(a) (b)
...................... 4,470,617 10,461,244
Kulicke & Soffa Industries, Inc. ............ 1,294,511 58,977,921
MaxLinear, Inc.
(b)
..................... 2,091,458 36,454,113
Navitas Semiconductor Corp.
(a) (b)
.......... 4,019,968 28,702,571
NVE Corp. ......................... 119,803 7,107,912
PDF Solutions, Inc.
(a) (b)
................. 800,764 22,845,797
Penguin Solutions, Inc.
(a) (b)
............... 1,342,734 26,263,877
Photronics, Inc.
(a) (b)
.................... 1,444,041 46,209,312
Power Integrations, Inc. ................ 1,408,454 50,056,455
Rambus, Inc.
(b)
...................... 2,731,647 251,011,043
Rigetti Computing, Inc.
(a) (b)
............... 8,066,819 178,680,041
Semtech Corp.
(a) (b)
.................... 2,201,986 162,264,348
Silicon Laboratories, Inc.
(a) (b)
.............. 824,737 107,793,126
SiTime Corp.
(a) (b)
..................... 544,610 192,350,806
SkyWater Technology, Inc.
(a) (b)
............ 755,486 13,719,626
Synaptics, Inc.
(a) (b)
.................... 984,907 72,902,816
Ultra Clean Holdings, Inc.
(a) (b)
............. 1,128,668 28,589,160
Veeco Instruments, Inc.
(a) (b)
.............. 1,486,173 42,474,824
2,479,816,186
Software — 5.6%
8x8, Inc.
(a) (b)
......................... 3,393,848 6,685,881
A10 Networks, Inc. .................... 1,814,969 32,106,802
ACI Worldwide, Inc.
(b)
.................. 2,640,213 126,228,584
Adeia, Inc. ......................... 2,776,794 47,899,697
Agilysys, Inc.
(a) (b)
..................... 654,367 77,764,974
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 554,471 1,602,421
Alarm.com Holdings, Inc.
(b)
.............. 1,205,469 61,503,028
Alkami Technology, Inc.
(a) (b)
.............. 1,746,824 40,299,230
Amplitude, Inc. , Class A
(b)
............... 2,334,024 27,027,998
Appian Corp. , Class A
(b)
................ 994,566 35,227,528
Arteris, Inc.
(a) (b)
....................... 772,205 11,969,178
Asana, Inc. , Class A
(a) (b)
................. 2,202,785 30,200,182
AudioEye, Inc.
(a) (b)
.................... 208,505 2,082,965
AvePoint, Inc. , Class A
(a) (b)
............... 3,692,497 51,288,783
Bit Digital, Inc.
(a) (b)
..................... 8,167,456 15,436,492
Bitdeer Technologies Group , Class A
(a) (b)
..... 2,496,881 27,990,036
Blackbaud, Inc.
(b)
..................... 965,900 61,160,788
BlackLine, Inc.
(a) (b)
.................... 1,318,258 72,886,485

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Blend Labs, Inc. , Class A
(a) (b)
............. 5,041,035 $ 15,324,746
Box, Inc. , Class A
(a) (b)
.................. 3,545,991 106,060,591
Braze, Inc. , Class A
(b)
.................. 2,157,391 73,976,937
C3.ai, Inc. , Class A
(a) (b)
................. 3,183,163 42,909,037
Cerence, Inc.
(a) (b)
..................... 1,040,061 11,118,252
Chaince Digital Holdings, Inc.
(a) (b)
.......... 802,277 3,987,317
Cipher Mining, Inc.
(a) (b)
.................. 8,210,934 121,193,386
Cleanspark, Inc.
(a) (b)
................... 7,030,932 71,153,032
Clear Secure, Inc. , Class A .............. 2,181,672 76,533,054
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 7,037,843 169,752,773
Commvault Systems, Inc.
(b)
.............. 1,128,928 141,522,414
Consensus Cloud Solutions, Inc.
(a) (b)
........ 490,305 10,698,455
Core Scientific, Inc.
(a) (b)
................. 7,347,047 106,973,004
CS Disco, Inc.
(a) (b)
..................... 663,946 5,152,221
Daily Journal Corp.
(a) (b)
................. 32,061 15,623,967
Digimarc Corp.
(a) (b)
.................... 407,112 2,670,655
Digital Turbine, Inc.
(a) (b)
................. 2,756,247 13,781,235
Domo, Inc. , Class B
(a) (b)
................. 833,271 7,024,475
D-Wave Quantum, Inc.
(a) (b)
............... 8,452,354 221,029,057
eGain Corp.
(a) (b)
...................... 417,068 4,291,630
EverCommerce, Inc.
(a) (b)
................ 389,820 4,720,720
Expensify, Inc. , Class A
(a) (b)
.............. 1,485,068 2,242,453
Five9, Inc.
(a) (b)
....................... 1,963,144 39,361,037
Freshworks, Inc. , Class A
(a) (b)
............. 5,099,960 62,474,510
Hut 8 Corp.
(a) (b)
...................... 2,428,654 111,572,365
I3 Verticals, Inc. , Class A
(a) (b)
............. 600,611 15,129,391
Intapp, Inc.
(a) (b)
....................... 1,446,690 66,287,336
InterDigital, Inc.
(a)
..................... 654,885 208,502,286
Jamf Holding Corp.
(a) (b)
................. 1,973,324 25,672,945
Kaltura, Inc.
(b)
....................... 2,298,021 3,768,754
Life360, Inc.
(a) (b)
...................... 518,822 33,277,243
LiveRamp Holdings, Inc.
(b)
............... 1,634,351 48,000,889
MARA Holdings, Inc.
(a) (b)
................ 9,411,384 84,514,228
Mitek Systems, Inc.
(b)
.................. 1,138,265 12,008,696
N-able, Inc.
(b)
........................ 1,836,414 13,736,377
NCR Voyix Corp.
(a) (b)
................... 3,607,642 36,797,948
NextNav, Inc.
(a) (b)
..................... 2,383,516 39,661,706
ON24, Inc.
(a) (b)
....................... 901,827 7,178,543
OneSpan, Inc. ....................... 925,036 11,877,462
Ooma, Inc.
(b)
........................ 602,209 7,063,912
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 1,296,218 27,090,956
PagerDuty, Inc.
(a) (b)
.................... 2,221,451 29,123,223
PAR Technology Corp.
(a) (b)
............... 1,008,216 36,578,076
Porch Group, Inc.
(a) (b)
.................. 2,193,199 20,023,907
Progress Software Corp.
(b)
............... 1,078,802 46,345,334
Q2 Holdings, Inc.
(a) (b)
................... 1,572,780 113,491,805
Qualys, Inc.
(a) (b)
...................... 923,011 122,668,162
Rapid7, Inc.
(a) (b)
...................... 1,628,202 24,748,670
Red Violet, Inc. ...................... 289,935 16,511,798
ReposiTrak, Inc.
(a)
.................... 281,321 3,479,941
Rezolve AI plc
(a) (b)
..................... 4,485,632 11,528,074
Rimini Street, Inc.
(a) (b)
.................. 1,301,589 5,050,165
Riot Platforms, Inc.
(a) (b)
................. 8,830,241 111,879,153
SEMrush Holdings, Inc. , Class A
(b)
......... 1,305,065 15,517,223
Silvaco Group, Inc.
(a) (b)
................. 198,289 803,070
SoundHound AI, Inc. , Class A
(a) (b)
.......... 9,479,544 94,511,054
SoundThinking, Inc.
(b)
.................. 236,740 1,901,022
Sprinklr, Inc. , Class A
(b)
................. 2,900,019 22,562,148
Sprout Social, Inc. , Class A
(a) (b)
............ 1,334,509 15,039,916
SPS Commerce, Inc.
(b)
................. 963,250 85,854,473
Synchronoss Technologies, Inc.
(b)
.......... 242,772 2,078,128
Telos Corp.
(b)
........................ 1,408,809 7,184,926
Tenable Holdings, Inc.
(b)
................ 3,066,699 72,159,427
Terawulf, Inc.
(a) (b)
..................... 7,679,585 88,238,432
Varonis Systems, Inc.
(a) (b)
................ 2,933,419 96,216,143
Security
Shares
Shares Value
Software (continued)
Vertex, Inc. , Class A
(a) (b)
................. 1,766,938 $ 35,285,752
Via Transportation, Inc. , Class A
(a) (b)
......... 250,877 7,277,942
Viant Technology, Inc. , Class A
(a) (b)
......... 382,883 4,609,911
Weave Communications, Inc.
(a) (b)
.......... 1,546,619 11,738,838
WM Technology, Inc. , Class A
(b)
........... 2,290,250 1,889,685
Workiva, Inc. , Class A
(a) (b)
............... 1,270,093 109,545,521
Xperi, Inc.
(a) (b)
....................... 1,180,129 6,915,556
Yext, Inc.
(a) (b)
........................ 2,585,717 20,840,879
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 4,763,525 96,937,734
4,149,613,135
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 1,055,644 10,229,190
Four Corners Property Trust, Inc. .......... 2,586,700 59,649,302
Gladstone Land Corp. ................. 827,963 7,575,862
Outfront Media, Inc. ................... 3,755,704 90,512,466
PotlatchDeltic Corp. ................... 1,967,287 78,258,677
Safehold, Inc. ....................... 1,452,234 19,881,084
Smartstop Self Storage REIT, Inc. .......... 798,933 24,718,987
290,825,568
Specialty Retail — 2.2%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 574,527 2,257,891
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 1,177,109 148,162,710
Academy Sports & Outdoors, Inc. .......... 1,681,244 83,994,950
Advance Auto Parts, Inc. ................ 1,512,442 59,438,971
American Eagle Outfitters, Inc. ............ 4,032,737 106,343,275
America's Car-Mart, Inc.
(a) (b)
.............. 183,722 4,640,818
Arhaus, Inc. , Class A
(b)
................. 1,299,861 14,571,442
Arko Corp. ......................... 1,956,540 8,882,692
Asbury Automotive Group, Inc.
(b)
........... 493,041 114,646,824
BARK, Inc. , Class A
(a) (b)
................. 2,537,097 1,528,601
Barnes & Noble Education, Inc.
(a) (b)
......... 416,776 3,830,171
Bed Bath & Beyond, Inc.
(a) (b)
.............. 1,724,846 9,417,659
Boot Barn Holdings, Inc.
(b)
............... 778,003 137,294,189
Buckle, Inc. (The) .................... 793,452 42,386,206
Build-A-Bear Workshop, Inc.
(a)
............ 314,080 19,243,682
Caleres, Inc. ........................ 855,510 10,411,557
Camping World Holdings, Inc. , Class A ...... 1,511,852 14,710,320
Citi Trends, Inc.
(a) (b)
.................... 122,482 5,090,352
Designer Brands, Inc. , Class A
(a)
........... 865,530 6,430,888
Envela Corp.
(a) (b)
..................... 133,639 1,788,090
EVgo, Inc. , Class A
(a) (b)
................. 3,265,296 9,502,011
Genesco, Inc.
(a) (b)
..................... 246,668 6,109,966
Group 1 Automotive, Inc.
(a)
............... 311,447 122,492,105
Haverty Furniture Cos., Inc. .............. 340,085 7,944,386
J Jill, Inc. .......................... 187,253 2,569,111
Lands' End, Inc.
(a) (b)
................... 249,149 3,617,643
MarineMax, Inc.
(a) (b)
................... 489,859 11,869,284
Monro, Inc. ......................... 761,134 15,253,125
National Vision Holdings, Inc.
(a) (b)
.......... 1,975,814 51,015,518
OneWater Marine, Inc. , Class A
(a) (b)
......... 267,851 2,898,148
Outdoor Holding Co.
(a) (b)
................ 2,256,482 3,858,584
Petco Health & Wellness Co., Inc.
(a) (b)
....... 2,038,200 5,727,342
RealReal, Inc. (The)
(a) (b)
................. 2,540,141 40,083,425
Revolve Group, Inc. , Class A
(a) (b)
........... 1,029,535 31,081,662
Sally Beauty Holdings, Inc.
(a) (b)
............ 2,525,101 36,007,940
Shoe Carnival, Inc. .................... 468,172 7,902,743
Signet Jewelers Ltd.
(a)
.................. 1,011,538 83,836,269
Sleep Number Corp.
(a) (b)
................ 468,053 3,959,728
Sonic Automotive, Inc. , Class A ........... 379,111 23,451,806
Stitch Fix, Inc. , Class A
(a) (b)
............... 2,845,057 14,936,549
ThredUp, Inc. , Class A
(a) (b)
............... 2,488,827 15,903,605
Torrid Holdings, Inc.
(a) (b)
................. 793,036 775,906
Upbound Group, Inc. .................. 1,330,309 23,360,226

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Urban Outfitters, Inc.
(a) (b)
................ 1,549,270 $ 116,598,060
Victoria's Secret & Co.
(a) (b)
............... 1,754,165 95,023,118
Warby Parker, Inc. , Class A
(a) (b)
............ 2,482,681 54,097,619
Winmark Corp. ...................... 73,688 29,839,219
Zumiez, Inc.
(a) (b)
...................... 340,278 8,864,242
1,623,650,628
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc. , Class A
(b)
............ 1,459,935 28,147,547
Corsair Gaming, Inc.
(a) (b)
................ 1,241,770 7,376,114
CPI Card Group, Inc.
(a) (b)
................ 151,084 2,217,913
Diebold Nixdorf, Inc.
(a) (b)
................. 643,022 43,654,764
Eastman Kodak Co.
(a) (b)
................. 1,278,413 10,815,374
Immersion Corp. ..................... 731,973 4,977,416
IonQ, Inc.
(a) (b)
........................ 8,545,500 383,436,585
Quantum Computing, Inc.
(a) (b)
............. 5,081,971 52,141,023
Turtle Beach Corp.
(a) (b)
.................. 431,972 6,060,567
Xerox Holdings Corp. .................. 3,106,171 7,361,625
546,188,928
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.
(a) (b)
................. 2,941,716 71,777,870
Carter's, Inc. ........................ 901,007 29,219,657
Ermenegildo Zegna NV ................. 1,565,860 16,050,065
Figs, Inc. , Class A
(a) (b)
.................. 2,250,731 25,568,304
G-III Apparel Group Ltd. ................ 932,631 27,008,994
Kontoor Brands, Inc. ................... 1,388,231 84,807,032
Lakeland Industries, Inc.
(a)
............... 192,293 1,699,870
Movado Group, Inc. ................... 392,928 8,102,175
Oxford Industries, Inc. ................. 358,015 12,244,113
Rocky Brands, Inc. .................... 178,999 5,250,041
Steven Madden Ltd. ................... 1,816,855 75,653,842
Superior Group of Cos., Inc. ............. 280,595 2,716,160
Wolverine World Wide, Inc. .............. 2,040,344 37,032,244
397,130,367
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 462,666 1,295,465
Turning Point Brands, Inc. ............... 437,826 47,460,338
Universal Corp. ...................... 612,053 32,285,796
81,041,599
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ........ 515,155 2,369,713
BlueLinx Holdings, Inc.
(a) (b)
............... 199,702 12,267,694
Boise Cascade Co. ................... 958,645 70,556,272
Custom Truck One Source, Inc.
(a) (b)
......... 1,545,747 8,903,503
Distribution Solutions Group, Inc.
(a) (b)
........ 232,827 6,377,132
DNOW, Inc.
(b)
....................... 4,693,819 62,193,102
DXP Enterprises, Inc.
(a) (b)
................ 328,815 36,100,599
EVI Industries, Inc. .................... 126,347 3,113,190
GATX Corp. ........................ 904,117 153,338,243
Global Industrial Co. ................... 360,082 10,521,596
Herc Holdings, Inc. .................... 826,067 122,571,821
Hudson Technologies, Inc.
(b)
............. 986,982 6,760,827
Karat Packaging, Inc. .................. 208,629 4,708,757
McGrath RentCorp .................... 613,942 64,420,934
NPK International, Inc.
(a) (b)
............... 2,074,981 24,733,773
Rush Enterprises, Inc. , Class A ........... 1,543,982 83,282,389
Rush Enterprises, Inc. , Class B ........... 224,424 12,626,094
Titan Machinery, Inc.
(b)
................. 530,613 7,980,419
Transcat, Inc.
(a) (b)
..................... 230,311 13,065,543
Willis Lease Finance Corp.
(a)
............. 70,290 9,534,136
Xometry, Inc. , Class A
(a) (b)
............... 1,102,833 65,585,478
781,011,215
Security
Shares
Shares Value
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 501,488 $ 4,498,347
Water Utilities — 0.3%
American States Water Co. .............. 962,603 69,769,465
Cadiz, Inc.
(a) (b)
....................... 1,399,214 7,849,591
California Water Service Group ........... 1,497,298 64,877,922
Consolidated Water Co. Ltd. ............. 386,126 13,626,387
Global Water Resources, Inc. ............. 237,024 2,002,853
H2O America ....................... 827,452 40,536,874
Middlesex Water Co. .................. 453,620 22,871,520
Pure Cycle Corp.
(a) (b)
................... 495,662 5,447,325
York Water Co. (The) .................. 337,585 10,748,706
237,730,643
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 1,931,708 9,001,759
Spok Holdings, Inc. ................... 466,355 6,151,223
Telephone & Data Systems, Inc. ........... 2,518,243 103,247,963
118,400,945
Total Common Stocks — 99 .6%
(Cost: $ 93,492,536,332 ) ............................ 73,347,870,087
Rights
Biotechnology — 0.0%
(b)(d)
Akero Therapeutics, Inc., CVR ........... 1,731,179 1,125,266
Contra Aduro Biotech I, CVR
(a)
........... 272,340 138,893
Contra Chinook Therape, CVR
(a)
.......... 1,316,575 223,818
Oncternal Therapeutics, Inc., CVR
(a)
........ 13,273 —
Sanofi Aatd, Inc., CVR ................. 794,436 1,302,875
2,790,852
Total Rights — 0.0%
(Cost: $ 1,666,871 ) ............................... 2,790,852
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 39,821 54,356
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 54,356
Total Long-Term Investments — 99.6%
(Cost: $ 93,494,203,203 ) ............................ 73,350,715,295

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(g)
................... 9,597,411,058 $ 9,602,209,763
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 163,905,221 163,905,221
Total Short-Term Securities — 13 .3%
(Cost: $ 9,761,591,226 ) ............................ 9,766,114,984
Total Investments — 112 .9%
(Cost: $ 103,255,794,429 ) ........................... 83,116,830,279
Liabilities in Excess of Other Assets — (12.9) % ............ (9,483,192,964)
Net Assets — 100.0% ...............................
$ 73,633,637,315
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,509,822,649 $ 3,092,022,013
(a)
$ — $ 105,684 $ 259,417 $ 9,602,209,763 9,597,411,058 $ 54,070,964
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 95,917,690 67,987,531
(a)
— — — 163,905,221 163,905,221 5,637,913 —
$ 105,684 $ 259,417 $ 9,766,114,984 $ 59,708,877 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2,154 03/20/26 $ 269,035 $ (4,052,654)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 73,347,851,976 $ — $ 18,111 $ 73,347,870,087
Rights ................................................ — — 2,790,852 2,790,852
Warrants .............................................. — 54,356 — 54,356
Short-Term Securities
Money Market Funds ...................................... 9,766,114,984 — — 9,766,114,984
$ 83,113,966,960 $ 54,356 $ 2,808,963 $ 83,116,830,279
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,052,654) $ — $ — $ (4,052,654)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust